As filed with the Securities and Exchange Commission on January 23, 2007
                                              Securities Act File Nos. 333-
                                                                       811-03392

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                           Pre-Effective Amendment No.___

                           Post-Effective Amendment No. ___

                        (Check appropriate box or boxes)


                            JOHN HANCOCK SERIES TRUST
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (617) 663-4324
                                 --------------
                        (Area Code and Telephone Number)

              601 Congress Street, Boston, Massachusetts 02210-2805
             -------------------------------------------------------
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

 ------------------------------- ----------------------------------------------
                                                With copies to:
     Alfred P. Ouellette                      Mark P. Goshko, Esq.
     601 Congress Street         Kirkpatrick & Lockhart Preston Gates Ellis LLP
   Boston, Massachusetts 02110                 One Lincoln Street
    (Name and Address of                  Boston, Massachusetts 02111
     Agent for Service)
 ------------------------------- ----------------------------------------------

 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT
                 (Approximate Date of Proposed Public Offering)

                      TITLE OF SECURITIES BEING REGISTERED:
                 Shares of beneficial interest of the Registrant

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.

It is proposed that this filing will become effective on February 22, 2007 pursuant to Rule 488 under the Securities Act of 1933.

                    JOHN HANCOCK SERIES TRUST ("REGISTRANT")

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

     Cover Sheet

     Contents of Registration Statement

         President's Letter

         Notice of Special Meeting to Shareholders of the Registrant

         Part A - Joint Proxy Statement/Prospectus of the Registrant

         Part B - Statement of Additional Information of the Registrant

         Part C - Other Information

         Signature Page

         Exhibits

                              Important Information
--------------------------------------------------------------------------------

[John Hancock logo]
JOHN HANCOCK FUNDS

                                           March 2, 2007

Dear Fellow Shareholder:

I am writing to ask for your assistance with an important issue involving your investment in the John Hancock Focused Equity Fund. We are proposing to reorganize and merge the John Hancock Focused Equity Fund into the John Hancock Mid Cap Equity Fund.

There are three considerable advantages that the proposed merger will offer you:

o By combining the two funds, you will be a shareholder in one larger fund with lower annual operating expenses and greater potential to increase asset size and achieve economies of scale. In addition, certain administrative costs will be spread across the combined Fund's larger asset base, which will increase the Fund's overall efficiency.

o Mid Cap Equity Fund has a history of providing strong performance. Both funds seek long-term capital appreciation by primarily investing in equity securities of medium-capitalization companies. In addition, both funds have similar investment policies and strategies.

o The same seasoned and skilled management team that guides your fund currently manages the Mid Cap Equity Fund. Alan Norton has 20 years of investment experience and Henry Mehlman has worked in the industry for 35 years.

We Need Your Vote of Approval.
After careful consideration, your fund's trustees have unanimously approved the reorganization of John Hancock Focused Equity Fund into John Hancock Mid Cap Equity Fund, but it requires your vote to complete the merger. The enclosed proxy statement contains further explanation and important details of the reorganization, which I strongly encourage you to read before voting. You will also find a detailed explanation of the similarities and differences of each fund's investment strategies and principal risks.

If approved by the shareholders, the reorganization is scheduled to take place at the close of business on April 20, 2007.

Your Vote Matters!
You are being asked to approve these changes. No matter how large or small your fund holdings, your vote is extremely important. After you review the proxy materials, please submit your vote promptly to help us avoid the need for additional mailings. For your convenience, you may vote one of three ways: via telephone by calling the 1-866-540-5760; via mail by returning the enclosed voting card; or via the Internet by visiting http://www.proxyvoting.com/JFVAX and selecting the shareholder entryway.

I am confident that the proposed change will help us better serve you and all of the Fund's shareholders. If you have questions, please call a John Hancock Funds Customer Service Representative at 1-800-225-5291 between 8:00 a.m. and 7:00 p.m. Eastern Time. I thank you for your time and your prompt vote on this matter.

                                           Sincerely,

                                           /s/Keith F. Hartstein
                                           ---------------------
                                           Keith F. Hartstein
                                           President and Chief Executive Officer

JOHN HANCOCK FOCUSED EQUITY FUND
(a series of John Hancock Series Trust)
(the "fund" or "your fund")
601 Congress Street
Boston, MA 02210

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
SCHEDULED FOR APRIL 18, 2007

This is the formal agenda for the fund's shareholder meeting. It tells you what matters will be voted on and the time and place of the meeting, in case you want to attend in person.

To the shareholders of the fund:

A SHAREHOLDER MEETING OF THE FUND WILL BE HELD AT 601 CONGRESS STREET, BOSTON, MASSACHUSETTS, ON WEDNESDAY, APRIL 18, 2007, AT 10:00 A.M., EASTERN TIME, TO CONSIDER THE FOLLOWING:

1. A proposal to approve an Agreement and Plan of Reorganization between John Hancock Focused Equity Fund ("your fund" or the "Focused Equity Fund") and John Hancock Mid Cap Equity Fund (the "Mid Cap Equity Fund"). Under this agreement, your fund would transfer all of its assets to Mid Cap Equity Fund in exchange for corresponding shares of Mid Cap Equity Fund. These shares would be distributed, as described in the accompany proxy statement, proportionately to you and the other shareholders of Focused Equity Fund. Mid Cap Equity Fund would also assume Focused Equity Fund's liabilities. YOUR FUND'S BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE FOR THIS PROPOSAL.

2.     Any other business that may properly come before the meeting.

Shareholders of record as of the close of business on February 9, 2007, are entitled to vote at the meeting and any related follow-up meetings.

WHETHER OR NOT YOU EXPECT TO ATTEND THE MEETING, PLEASE COMPLETE AND RETURN THE ENCLOSED PROXY CARD. IF SHAREHOLDERS DO NOT RETURN THEIR PROXIES IN SUFFICIENT NUMBERS, IT MAY RESULT IN ADDITIONAL SHAREHOLDER SOLICITATION.

                                        By order of the Board of Trustees,



                                        /s/ Thomas M. Kinzler
                                        ---------------------
                                        Thomas M. Kinzler
                                        Secretary

March 2, 2007

PROXY STATEMENT OF
JOHN HANCOCK FOCUSED EQUITY FUND
A SERIES OF JOHN HANCOCK SERIES TRUST
("FOCUSED EQUITY FUND," THE "ACQUIRED FUND"
OR "YOUR FUND")

PROSPECTUS FOR
JOHN HANCOCK MID CAP EQUITY FUND
A SERIES OF JOHN HANCOCK SERIES TRUST
("MID CAP EQUITY FUND"
OR THE "ACQUIRING FUND")

The address of both the Acquired Fund and the Acquiring Fund is 601 Congress Street, Boston, Massachusetts 02210.

                                  * * * * * *

This proxy statement and prospectus contains the information shareholders should know before voting on the proposed reorganization. Please read it carefully and retain it for future reference.

------------------------------------------------------------------------------------------------
                   ACQUIRED FUND          ACQUIRING FUND        SHAREHOLDERS ENTITLED TO VOTE
------------------------------------------------------------------------------------------------
Proposal 1      Focused Equity Fund     Mid Cap Equity Fund     Focused Equity Fund Shareholders
------------------------------------------------------------------------------------------------

HOW THE REORGANIZATION WILL WORK

 o Your fund will transfer all of its assets to Mid Cap Equity Fund. Mid Cap Equity Fund will assume your fund's liabilities.

 o Mid Cap Equity Fund will issue Class A shares to your fund in an amount equal to the value of your fund's net assets attributable to its Class A
     shares.   These  shares  will  be  distributed  to  your  fund's Class  A shareholders in proportion to their holdings on the reorganization date.

 o Mid Cap Equity Fund will issue Class B shares to your fund in an amount equal to the value of your fund's net assets attributable to its Class B shares. These shares will be distributed to your fund's Class B shareholders in proportion to their holdings on the reorganization date.

 o Mid Cap Equity Fund will issue Class C shares to your fund in an amount equal to the value of your fund's net assets attributable to its Class C
     shares.   These  shares  will be  distributed  to  your  fund's  Class  C shareholders in proportion to their holdings on the reorganization date.

 o Your fund will be terminated and shareholders of your fund will become shareholders of Mid Cap Equity Fund.

 o For federal income tax purposes, the reorganization is not intended to result in income, gain or loss being recognized by your fund, Mid Cap Equity Fund or the shareholders of your fund.

RATIONALE FOR THE REORGANIZATION

The Reorganization is intended to consolidate your fund with a similar equity fund advised by your fund's adviser, John Hancock Advisers, LLC ("JHA"), and sub-advised by your fund's subadviser, MFC Global Investment Company (U.S.), LLC ("MFC"). Like your fund, Mid Cap Equity Fund seeks long-term capital appreciation and invests primarily in securities of medium-capitalization companies.

Reflecting its larger asset size after the combination of the two funds, the net annual operating expenses of each class of shares of Mid Cap Equity Fund after the Reorganization are expected to be lower than the current operating expenses of the corresponding class of Focused Equity Fund. Following the Reorganization, shareholders in your fund would immediately realize a lower management fee rate from 0.85% to 0.80%. In addition, the combined fund may realize a lower management fee as assets grow and reach Mid Cap Equity's additional management fee breakpoints.

Mid  Cap  Equity  Fund's  performance  is  modestly  better  than   your  fund's
performance for the same periods. In addition, the management team believes that, in the current market environment, Mid Cap Equity Fund with its more diversified portfolio is better positioned to implement a mid-cap strategy than your fund.

The combined fund may be better positioned in the market to increase asset size and achieve economies of scale. Each fund incurs substantial operating costs for insurance, accounting, legal and custodial services. The combination of these funds resulting from the reorganization may enable you to benefit from the ability to achieve better net prices on securities trades and spread fixed expenses in a manner that may contribute to a lower expense ratio in the long term than each fund would achieve separately.

SHARES OF THE ACQUIRING FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. THESE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.


SHARES OF THE ACQUIRING FUND HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). THE SECURITIES AND EXCHANGE COMMISSION HAS NOT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

WHERE TO GET MORE INFORMATION
-----------------------------------------------------------------------------------------------------------------------
o   The  prospectus  of Mid Cap Equity  Fund and
    Focused  Equity  Fund  dated  March  1,  2006,
    as  revised  August 1, 2006, as  supplemented
                                                                   In the same  envelope as this proxy  statement  and
o   The  annual  report  of Mid Cap  Equity  Fund                  prospectus.  These  documents are  incorporated  by
    dated October 31, 2006                                         reference  into  (and  therefore  legally  part of)
                                                                   this proxy statement and prospectus.
-----------------------------------------------------------------------------------------------------------------------
o   The annual report to  shareholders of Focused
    Equity Fund dated October 31, 2006

o   The   statement   of   additional    information               These  documents and additional  information  about
    dated  February  22, 2007,  which relates to this              the Mid Cap  Equity  Fund are on file  with the SEC
    proxy       statement/prospectus     and      the              or  available  at no charge by  writing to us or by
    reorganization,     and    contains    additional              calling  our  toll-free   number:   1-800-225-5291.
    information   about  the  Acquired Fund  and  the              Incorporated   by  reference  into  (and  therefore
    Acquiring Fund                                                 legally   part  of)  this   proxy   statement   and
                                                                   prospectus.
o   The  statements  of  additional  information,
    each dated March 1, 2006,  of Focused  Equity Fund
    and Mid Cap Equity Fund
-----------------------------------------------------------------------------------------------------------------------
To ask  questions  about  this  proxy  statement  and prospectus,  call our  toll-free  telephone  number:
1-800-225-5291.

     The date of this proxy statement and prospectus is February 22, 2007.


                               TABLE OF CONTENTS
INTRODUCTION....................................................................[  ]
PROPOSAL 1 - FOCUSED EQUITY FUND................................................[  ]
SUMMARY COMPARISONS OF FOCUSED EQUITY FUND TO MID CAP EQUITY FUND...............[  ]
  Comparison of Funds' Investment Objectives, Strategies and Policies...........[  ]
  Comparison of Funds' Classes of Shares........................................[  ]
  Comparison of Buying, Selling and Exchanging Shares...........................[  ]
  Comparison of Expenses........................................................[  ]
  Examples......................................................................[  ]
  Comparison of Advisory Arrangements...........................................[  ]
  Comparison of Fund Performance................................................[  ]
  Comparison of Investment Risks................................................[  ]
PROPOSAL TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION....................[  ]
  Description of Reorganization.................................................[  ]
  Reasons for the Proposed Reorganization.......................................[  ]
Unreimbursed Distribution and Shareholder Service Expenses......................[  ]
  Rule 12b-1 Payments and Unreimbursed Expenses.................................[  ]
FUND PAST PERFORMANCE...........................................................[  ]
  Calendar Year Total Returns - Class A Shares (without sales charges)..........[  ]
  Quarterly Returns.............................................................[  ]
  Average Annual Total Returns for Periods Ended December 31, 2006 (including sales charge).................................................................[  ]
FURTHER INFORMATION ON THE REORGANIZATION.......................................[  ]
  Tax Status of the Reorganization..............................................[  ]
  Additional Terms of the Agreement and Plan of Reorganization..................[  ]
CAPITALIZATION..................................................................[  ]
ADDITIONAL INFORMATION ABOUT THE FUNDS' BUSINESSES..............................[  ]
BOARD EVALUATION AND RECOMMENDATION.............................................[  ]
VOTING RIGHTS AND REQUIRED VOTE.................................................[  ]
INFORMATION CONCERNING THE MEETING..............................................[  ]
  Solicitation of Proxies.......................................................[  ]
  Revoking Proxies..............................................................[  ]
  Outstanding Shares and Quorum.................................................[  ]
  Other Business................................................................[  ]
  Adjournments..................................................................[  ]
  Telephone Voting..............................................................[  ]
  Internet Voting...............................................................[  ]
  Shareholders' Proposals.......................................................[  ]
OWNERSHIP OF SHARES OF THE FUNDS................................................[  ]
EXPERTS.........................................................................[  ]
AVAILABLE INFORMATION...........................................................[  ]
EXHIBIT A - AGREEMENT AND PLAN OF REORGANIZATION................................[  ]

INTRODUCTION

This proxy statement and prospectus is being used by the board of trustees of John Hancock Series Trust (the "Board of Trustees") to solicit proxies to be voted at a special meeting of your fund's shareholders. This meeting will be held at 601 Congress Street, Boston, Massachusetts, on Wednesday, April 18, 2007, at 10:00 a.m., Eastern Time. The purpose of the meeting is to consider the proposal to approve the Agreement and Plan of Reorganization (the "Agreement") providing for the reorganization of your fund into Mid Cap Equity Fund (the "Reorganization"). This proxy statement and prospectus is being mailed to your fund's shareholders on or about March 2, 2007.

The proxy statement and prospectus includes information that is specific to this proposal, including summary comparisons. You should read the entire proxy statement carefully, including Exhibit A and the enclosed prospectus of Mid Cap Equity Fund and Focused Equity Fund, and Mid Cap Equity Fund's annual report, because they contain details that are not in the summary.

WHO IS ELIGIBLE TO VOTE?

Shareholders of record on February 9, 2007, are entitled to attend and vote at the meeting or any adjourned meeting. Each share is entitled to one vote. Shares represented by properly executed proxies, unless revoked before or at the meeting, will be voted according to shareholders' instructions. If you sign a proxy but do not fill in a vote, your shares will be voted to approve the Agreement. If any other business comes before the meeting, your shares will be voted at the discretion of the persons named as proxies.

PROPOSAL 1 - FOCUSED EQUITY FUND

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION BETWEEN
FOCUSED EQUITY FUND AND MID CAP EQUITY FUND

A PROPOSAL TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FOCUSED EQUITY FUND AND MID CAP EQUITY FUND. Under this Agreement, Focused Equity Fund would transfer all of its assets to Mid Cap Equity Fund in exchange for corresponding shares of Mid Cap Equity Fund. These shares would be distributed proportionately to the shareholders of Focused Equity Fund. Mid Cap Equity Fund would also assume Focused Equity Fund's liabilities. The Board of Trustees recommends that shareholders vote FOR this proposal.

SUMMARY COMPARISONS OF FOCUSED EQUITY FUND TO MID CAP EQUITY FUND

COMPARISON OF FUNDS' INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES
                  FOCUSED EQUITY FUND                                                     MID CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
Business          The fund is a non-diversified series of John Hancock Series Trust, an   The fund is a diversified series of John
                  open-end investment management company organized as a Massachusetts     Hancock Series Trust, an open-end
                  business trust.                                                         investment management company organized as
                                                                                          a Massachusetts business trust.
------------------------------------------------------------------------------------------------------------------------------------
Net assets as     $14.1 million                                                           $4.1 million
of December 31,
2006
------------------------------------------------------------------------------------------------------------------------------------
Investment        INVESTMENT ADVISER:                                                     INVESTMENT ADVISER:
adviser, sub-     John Hancock Advisers, LLC ("JHA")                                      JHA
adviser and
portfolio         INVESTMENT SUB-ADVISER:                                                 INVESTMENT SUB-ADVISER:
managers          MFC Global Investment Company (U.S.), LLC ("MFC")                       MFC

                  PORTFOLIO MANAGERS:                                                     Portfolio Managers:
                  Henry E. Mehlman, CFA                                                   Henry E. Mehlman, CFA
                  *   Vice President, MFC                                                 *   Vice President, MFC
------------------------------------------------------------------------------------------------------------------------------------

                  FOCUSED EQUITY FUND                                                     MID CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
                  *   Joined subadviser in 2005                                           *   Joined subadviser in 2005
                  *   Vice President, JHA (2002-2005)                                     *   Vice President, JHA (2002-2005)
                  *   Joined fund team in 2002                                            *   Joined fund team in 2003
                  *   Senior portfolio manager, The Colony Group (2001-2002)              *   Senior portfolio manager, The
                                                                                              Colony Group (2001-2002)

                  Alan E. Norton, CFA                                                     Alan E. Norton, CFA
                  *   Senior Vice President, MFC                                          *   Senior Vice President, MFC
                  *   Vice President, MFC (2005-2006)                                     *   Vice President, MFC (2005-2006)
                  *   Joined subadviser in 2005                                           *   Joined subadviser in 2005
                  *   Vice President, JHA (2002-2005)                                     *   Vice President, JHA (2002-2005)
                  *   Joined fund team in 2002                                            *   Joined fund team in 2003
                  *   Senior portfolio manager, The Colony Group (2001-2002)              *   Senior portfolio manager, The
                                                                                              Colony Group (2001-2002)

                  MANAGERS SHARE INVESTMENT STRATEGY AND DECISIONS.                       MANAGERS SHARE PORTFOLIO MANAGEMENT
                                                                                          RESPONSIBILITIES.

------------------------------------------------------------------------------------------------------------------------------------
Investment        The fund seeks long-term capital appreciation.  The fund trustees have  The fund seeks long-term capital
objective         the power to change the fund's investment goal without shareholder      appreciation.  The fund trustees have the
                  approval.                                                               power to change the fund's investment goal
                                                                                          without shareholder approval.
------------------------------------------------------------------------------------------------------------------------------------
Principal         The fund normally invests at least 80% of its assets in equity          The fund normally invests at least 80% of
investments       securities of U.S. and foreign companies.  The fund trustees have the   its assets in equity securities of medium-
                  power to change the focus of the fund's 80% investment policy without   capitalization companies (companies in the
                  shareholder approval.  The fund will provide written notice to          capitalization range of the Standard &
                  shareholders at least 60 days prior to a change in its 80% investment   Poor's MidCap 400 Index, which was $453.5
                  policy.                                                                 million to $15.5 billion as of March 31,
                                                                                          2006).  The fund trustees have the power
                  As described below under "Medium-Capitalization Companies," under       to change the focus of the fund's 80%
                  normal market conditions, the fund invests primarily in medium-         investment policy without shareholder
                  capitalization companies.                                               approval.  The fund will provide written
                                                                                          notice to shareholders at least 60 days
                                                                                          prior to a change in its 80% investment
                                                                                          policy.
------------------------------------------------------------------------------------------------------------------------------------
Investment        In managing the portfolio, the management team emphasizes a bottom-up   In managing the portfolio, the management
strategies        approach to individual stock selection.  With the aid of proprietary    team emphasizes a bottom-up approach to
                  financial models, the management team looks for companies that possess  individual stock selection.  With the aid
                  a combination of strong earnings growth rates and reasonable            of proprietary financial models, the
                  valuations.  These companies often exhibit financial strength by means  management team looks for companies that
                  of sound balance sheets and other financial statements.                 possess a combination of strong earnings
                                                                                          growth rates and reasonable valuations.

                  The management team uses fundamental financial analysis of individual   These companies often exhibit financial
------------------------------------------------------------------------------------------------------------------------------------

                  FOCUSED EQUITY FUND                                                     MID CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
                  companies to identify those with substantial cash flows, reliable       strength by means of sound balance sheets
                  revenue streams and strong competitive positions.  To a lesser extent,  and other financial statements.
                  the team also utilizes technical analysis to assess short- and long-
                  term market trends.  The management team also looks for companies with  The management team uses fundamental
                  strong senior management and coherent business strategies.  The         financial analysis of individual companies
                  management team generally maintains personal contact with senior        to identify those with substantial cash
                  management of the companies the fund invests in.                        flows, reliable revenue streams and strong
                                                                                          competitive positions.  To a lesser
                                                                                          extent, the team also utilizes technical
                                                                                          analysis to assess short- and long-term
                                                                                          market trends.  The management team also
                                                                                          looks for companies with strong senior
                                                                                          management and coherent business
                                                                                          strategies.
------------------------------------------------------------------------------------------------------------------------------------
Equity            Equity securities include common and preferred stocks and their         Equity securities include common and
Securities        equivalents.                                                            preferred stocks and their equivalents.

------------------------------------------------------------------------------------------------------------------------------------
Medium-           Under normal market conditions, the fund invests primarily in medium-   The fund normally invests at least 80% of
Capitalization    capitalization companies (companies in the capitalization range of the  its assets in equity securities of medium-
Companies         Standard & Poor's MidCap 400 Index, which was $453.5 million to $15.5   capitalization companies (companies in the
                  billion as of March 31, 2006).                                          capitalization range of the Standard &
                                                                                          Poor's MidCap 400 Index, which was $453.5
                                                                                          million to $15.5 billion as of March 31,
                                                                                          2006).
------------------------------------------------------------------------------------------------------------------------------------
Non-              The fund utilizes a focused investment strategy and will typically      With respect to 75% of the fund's total
diversification/  concentrate its investments in 45 to 65 companies.  Because of this     assets, the fund may not invest more than
Diversification   focused strategy, the fund has been classified as non-diversified and   5% of the fund's total assets in the
                  may investment more than 5% of assets in securities of individual       securities of any single issuer or own
                  companies.                                                              more than 10% of the outstanding voting
                                                                                          securities of any one issuer, in each case
                                                                                          other than (i) securities issued or
                                                                                          guaranteed by the U.S. Government, its
                                                                                          agencies or its instrumentalities or (ii)
                                                                                          securities of other investment companies.
------------------------------------------------------------------------------------------------------------------------------------
U.S./Foreign      The fund normally invests at least 80% of its assets in equity securi-  The fund will primarily invest in
Companies         ties of U.S. and foreign companies.  The fund may invest directly       securities of U.S. companies.  The fund
                  in the securities of foreign issuers as well as securities in the form  may invest up to 15% of assets directly in
                  of sponsored or unsponsored American Depository Receipts ("ADRs"),      the securities of foreign issuers as well
                  European Depository Receipts ("EDRs"), Global Depository Receipts       as securities in the form of sponsored or
                  ("GDRs"), convertible preferred stocks, preferred stocks and warrants   unsponsored ADRs, EDRs, GDRs, convertible
                  or other securities convertible into securities of foreign issuers.     preferred stocks, preferred stocks and
                                                                                          warrants or other securities convertible
                                                                                          into securities of foreign issuers.
------------------------------------------------------------------------------------------------------------------------------------
Derivatives       The fund may make limited use of certain derivatives (investments       The fund may make limited use of certain
                  whose value is based on securities, indices or currencies).             derivatives (investments whose value is
                                                                                          based on securities, indices or
                                                                                          currencies).
------------------------------------------------------------------------------------------------------------------------------------

                  FOCUSED EQUITY FUND                                                     MID CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
Temporary         In abnormal circumstances, the fund may temporarily invest extensively  In abnormal circumstances, the fund may
Investments       in investment-grade short-term securities.  In these and other cases,   temporarily invest extensively in
                  the fund might not achieve its goal.                                    investment-grade short-term securities.
                                                                                          In these and other cases, the fund might
                                                                                          not achieve its goal.
------------------------------------------------------------------------------------------------------------------------------------
Active Trading    The fund may trade securities actively, which could increase its        The fund may trade securities actively,
                  transaction costs (thus lowering performance) and increase taxable      which could increase its transaction costs
                  distributions.                                                          (thus lowering performance) and increase
                                                                                          taxable distributions.
------------------------------------------------------------------------------------------------------------------------------------

As the above table indicates, the investment objectives,  policies and investments of the two funds are similar. However, you should note that while your fund is a non-diversified  management investment company and may invest more than 5% of assets in securities of a company, Mid Cap Equity Fund, as a diversified management investment company, may not do so. Additionally, Mid Cap Equity Fund may
not invest more than 15% of its assets in securities of foreign  issuers  whereas your fund has no such  limitation on securities of foreign  issuers.  Finally,  Mid Cap  Equity  Fund is  required  to  invest a higher  percentage  of its  assets  in  securities  of medium-capitalization companies than your fund.

COMPARISON OF FUNDS' CLASSES OF SHARES

Class A sales     The Class A shares of both funds have the same characteristics and fee structure.
charges and       o  Class A shares are offered with front-end sales charges ranging from 2.00% to 5.00% of the fund's offering
12b-1 fees           price, depending on the amount invested.
                  o  Class A shares are subject to distribution and service ("12b-1") fees equal to the annual rate of 0.30% of average daily net assets of Class A shares.
                  o  There is no front-end sales charge for investments of $1 million or more, but there is a contingent deferred sales charge ("CDSC") ranging from 0.25% to 1.00% on Class A shares upon which a commission or finder's fee was paid that are sold within one year of purchase.
                  o  An investor can combine multiple purchases of Class A shares of John Hancock funds to take advantage of breakpoints in the sales charge schedule.
                  o  Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including those listed in the funds' prospectus.
------------------------------------------------------------------------------------------------------------------------------------
Class B sales     The Class B shares of both funds have the same characteristics and fee structure.
charges and       o  Class B shares are offered without a front-end sales charge, but are subject to a CDSC if sold within
12b-1 fees           six years after purchase.  The CDSC ranges from 1.00% to 5.00% of the original purchase cost or the current market value, whichever is less, of the Class B shares being sold and depends on how long the shares are held. No CDSC is imposed on shares held for more than six years.
                  o  Class B shares are subject to 12b-1 fees equal to the annual rate of 1.00% of the average daily net assets of Class B shares.
                  o  Class B shares' CDSCs may be waived in certain cases, including those listed in the funds' prospectuses.
                  o  Class B shares automatically convert to Class A shares after eight years.

------------------------------------------------------------------------------------------------------------------------------------
Class C sales     The Class C shares of both funds have the same characteristics and fee structure.
charges and       o  Class C shares are offered without a front-end sales charge, but are subject to a CDSC of 1.00% of the
12b-1 fees           original purchase cost or the current market value, whichever is less, of the Class C shares sold within one year of purchase.
                  o  Class C shares are subject to 12b-1 fees equal to the annual rate of 1.00% of the average daily net assets of Class C shares.
                  o  Class C shares' CDSCs may be waived in certain cases, including those listed in the funds' prospectuses.
                  o  No automatic conversion to Class A shares, so distribution and service fees expenses continue at the Class
                     C level throughout the life of the investment.

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
12b-1 fees        o  These fees are paid out of a class' assets on an ongoing basis.  Over time these fees will increase the cost of investments and may cost more than other types of sales charges.
------------------------------------------------------------------------------------------------------------------------------------

COMPARISON OF BUYING, SELLING AND EXCHANGING SHARES
------------------------------------------------------------------------------------------------------------------------------------
Buying shares        Investors may buy shares at their public offering price through a financial representative or the funds' transfer agent, John Hancock Signature Services, Inc. ("Signature Services"). After
                     April 9, 2007, investors will not be allowed to open new accounts in Focused Equity Fund but can add to existing accounts.
------------------------------------------------------------------------------------------------------------------------------------
Minimum initial      $1,000 for non-retirement accounts, $500 for retirement accounts and $250 per account opened for
investment           group investments.  Investments also may be made on a Monthly Automatic Accumulation Plan, which requires $25 to open an account followed by a monthly minimum of $25 thereafter.
------------------------------------------------------------------------------------------------------------------------------------
Exchanging Shares    Shareholders may exchange their shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.
------------------------------------------------------------------------------------------------------------------------------------
Selling shares       Shareholders may sell their shares by submitting a proper written, telephone or Internet request to
                     Signature Services.  In certain circumstances, the request must be in writing.
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value      All purchases, exchanges and sales are made at a price based on the next NAV per share of a class of the fund to be calculated after Signature Services receives your request in good order. Both funds' NAVs are determined at the close of regular trading on the New York Stock Exchange, which is normally 4:00 p.m. Eastern Time. When closing market prices or market quotations are not readily available or are considered by the adviser to be unreliable, a fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with pre-approved procedures.
------------------------------------------------------------------------------------------------------------------------------------

COMPARISON OF EXPENSES

As the tables below indicate, the hypothetical PRO FORMA ("pro forma") net annual operating expenses of Mid Cap Equity Fund after the Reorganization are expected to be lower than your fund's expenses for all share classes. Your fund's management fee is higher than Mid Cap Equity Fund's management fee and your fund's expense limitation arrangement is higher than Mid Cap Equity Fund's expense limitation arrangement.

THE FUNDS' EXPENSES

Shareholders of both funds pay various expenses, either directly or indirectly. Transaction expenses are charged directly to your account. Operating expenses are paid from a fund's assets and, therefore, are paid by shareholders indirectly. Future expenses for all share classes may be greater or less.

The following expense tables briefly describe the fees and the expenses that a shareholder of classes A, B and C of your fund and Mid Cap Equity Fund may pay if they buy and hold shares of each respective fund and are based on expenses paid by such classes of your fund and Mid Cap Equity Fund for the twelve-month period ended October 31, 2006. The tables also show the pro forma expenses of Mid Cap Equity Fund assuming the Reorganization with your fund occurred on November 1, 2005. Mid Cap Equity Fund's expenses after the Reorganization may be greater or less than those shown.

                                                                                                         MID CAP EQUITY FUND
                                                                                                              (PRO FORMA
                                                                                                       FOR THE 12 MONTHS ENDED
                                                                                                          OCTOBER 31, 2006)
                                                                           FOCUSED      MID CAP       (ASSUMING REORGANIZATION
                                                                         EQUITY FUND  EQUITY FUND     WITH FOCUSED EQUITY FUND)
                                                                           CLASS A      CLASS A                CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES(1)
-----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM FRONT-END SALES CHARGE (LOAD) ON PURCHASES AS A %                   5.00%        5.00%       5.00%
OF PURCHASE PRICE
-----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) AS A % OF PURCHASE OR                  None(2)      None(2)     None(2)
SALE PRICE, WHICHEVER IS LESS
-----------------------------------------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEE                                                              0.85%        0.80%       0.80%
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12B-1) FEES                                       0.30%        0.30%       0.30%
-----------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                              1.09%        3.15%       1.19%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL FUND OPERATING EXPENSES                                               2.24%        4.25        2.29%
-----------------------------------------------------------------------------------------------------------------------------------
CONTRACTUAL EXPENSE REIMBURSEMENT                                           0.74%(3)     2.87%(4)    0.91%(4)
-----------------------------------------------------------------------------------------------------------------------------------
NET ANNUAL OPERATING EXPENSES(5)                                            1.50%        1.38%       1.38%
-----------------------------------------------------------------------------------------------------------------------------------


(1)  A $4.00 fee will be charged for wire redemptions.
(2) A CDSC ranging from 1.00% to 0.25%  applies with respect to certain  purchases of Class A shares of  $1,000,000 or more upon which a commission or finder's fee was paid and that are sold within one (1) year after purchase.
(3) JHA has agreed to limit Focused  Equity Fund's  expenses  (excluding  12b-1 fees) to 1.20% of such fund's  average daily net assets until February 28, 2008. JHA reserves the right to terminate this limitation in the future.
(4) JHA has agreed to limit Mid Cap Equity Fund's expenses (excluding 12b-1 fees and transfer agency fees) to 0.90% of such Fund's average daily net assets until  February 28, 2008. JHA reserves the right to terminate this  limitation in the future.
(5)  Signature  Services  has agreed to limit  transfer  agent fees on Class A, B and C shares to 0.30% of the Mid Cap
Equity  Fund's  average  daily net assets at least until  February  28, 2008.  Signature  Services has agreed to limit transfer agent fees on Class A, B and C shares to 0.25% of the Focused Equity Fund's average daily net assets at least until February 28, 2008.

                                                           6

                                                                                                         MID CAP EQUITY FUND
                                                                                                              (PRO FORMA
                                                                                                       FOR THE 12 MONTHS ENDED
                                                                                                          OCTOBER 31, 2006)
                                                                           FOCUSED      MID CAP       (ASSUMING REORGANIZATION
                                                                         EQUITY FUND  EQUITY FUND     WITH FOCUSED EQUITY FUND)
                                                                           CLASS B      CLASS B                CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES(1)
-----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM FRONT-END SALES CHARGE (LOAD) ON PURCHASES AS A %                   None           None              None
OF PURCHASE PRICE
-----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) AS A % OF PURCHASE OR                  5.00%          5.00%             5.00%
SALE PRICE, WHICHEVER IS LESS
-----------------------------------------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEE                                                              0.85%          0.80%             0.80%
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12B-1) FEES                                       1.00%          0.97%             1.00%
-----------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                              1.09%          3.15%             1.19%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL FUND OPERATING EXPENSES                                               2.94%          4.92%             2.99%
-----------------------------------------------------------------------------------------------------------------------------------
CONTRACTUAL EXPENSE REIMBURSEMENT                                           0.74%(2)       2.87%(3)          0.94%(3)
-----------------------------------------------------------------------------------------------------------------------------------
NET ANNUAL OPERATING EXPENSES(4)                                            2.20%          2.05%             2.05%
-----------------------------------------------------------------------------------------------------------------------------------

(1)  A $4.00 fee will be charged for wire redemptions.
(2) JHA has agreed to limit Focused  Equity Fund's  expenses  (excluding  12b-1 fees) to 1.20% of such fund's  average daily net assets until February 28, 2008. JHA reserves the right to terminate this limitation in the future.
(3) JHA has agreed to limit Mid Cap Equity Fund's expenses (excluding 12b-1 fees and transfer agency fees) to 0.90% of such fund's average daily net assets until  February 28, 2008. JHA reserves the right to terminate this  limitation in the future.
(4)  Signature  Services  has agreed to limit  transfer  agent fees on Class A, B and C shares to 0.30% of the Mid Cap
Equity  Fund's  average  daily net assets at least until  February  28, 2008.  Signature  Services has agreed to limit transfer agent fees on Class A, B and C shares to 0.25% of the Focused Equity Fund's average daily net assets at least until February 28, 2008.

                                                           7


                                                                                                         MID CAP EQUITY FUND
                                                                                                              (PRO FORMA
                                                                                                       FOR THE 12 MONTHS ENDED
                                                                                                          OCTOBER 31, 2006)
                                                                           FOCUSED      MID CAP       (ASSUMING REORGANIZATION
                                                                         EQUITY FUND  EQUITY FUND     WITH FOCUSED EQUITY FUND)
                                                                           CLASS C      CLASS C                CLASS C
SHAREHOLDER TRANSACTION EXPENSES[(1)]
-----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM FRONT-END SALES CHARGE (LOAD) ON PURCHASES AS A %                    None         None              none
OF PURCHASE PRICE
-----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) AS A % OF PURCHASE OR                   1.00%        1.00%             1.00%
SALE PRICE, WHICHEVER IS LESS
-----------------------------------------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEE                                                               0.85%        0.80%             0.80%
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12B-1) FEES                                        1.00%        0.90%             1.00%(2)
-----------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                               1.09%        3.15%             1.19%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL FUND OPERATING EXPENSES                                                2.94%        4.85%             2.99%
-----------------------------------------------------------------------------------------------------------------------------------
CONTRACTUAL EXPENSE REIMBURSEMENT                                            0.74%(3)     2.87%(4)          1.01%(4)
-----------------------------------------------------------------------------------------------------------------------------------
NET ANNUAL OPERATING EXPENSES(5)                                             2.20%        1.98%             1.98%
-----------------------------------------------------------------------------------------------------------------------------------
(1)  A $4.00 fee will be charged for wire redemptions.
(2) JHA has  voluntarily  agreed to limit  12b-1 fees for Class C of the Mid Cap Equity Fund, upon completion of the
Reorganization,  to 0.93%. JHA reserves the right to terminate this limitation in the future.
(3) JHA has agreed to limit Focused  Equity Fund's  expenses  (excluding  12b-1 fees) to 1.20% of such fund's  average daily net assets until February 28, 2008. JHA reserves the right to terminate this limitation in the future.
(4) JHA has agreed to limit Mid Cap Equity Fund's expenses (excluding 12b-1 fees and transfer agency fees) to 0.90% of such fund's average daily net assets until  February 28, 2008. JHA reserves the right to terminate this limitation in the future.
(5)Signature  Services  has  agreed to limit  transfer  agent  fees on Class A, B and C shares to 0.30% of the Mid Cap
Equity  Fund's  average  daily net assets at least until  February  28, 2008.  Signature  Services has agreed to limit transfer agent fees on Class A, B and C shares to 0.25% of the Focused Equity Fund's average daily net assets at least until February 28, 2008.

EXAMPLES

The hypothetical examples below show what your expenses would be if you invested $10,000 over different time periods for your fund and Mid Cap Equity Fund, based on fees and expenses incurred during the twelve-month period ended October 31, 2006. Pro forma expenses are included assuming a Reorganization with your fund and Mid Cap Equity Fund on November 1, 2005. Each example assumes that you reinvested all distributions and that the average annual return was 5%. The pro forma examples are for comparison purposes only and are not a representation of Focused Equity Fund's or Mid Cap Equity Fund's actual expenses or returns, either past or future.

                                                                      MID CAP EQUITY
                                                                           FUND
                                                                       (PRO FORMA)
                                                                         (ASSUMING
                                            FOCUSED        MID CAP   REORGANIZATION WITH
CLASS A                                     EQUITY         EQUITY       FOCUSED EQUITY
                                            FUND           FUND            FUND)
-----------------------------------------------------------------------------------------
Year 1                                        $  645      $  633         $  633
Year 3                                        $1,098      $1,476         $1,097
Year 5                                        $1,576      $2,332         $1,585
Year 10                                       $2,891      $4,528         $2,927

                                                                        MID CAP EQUITY
                                                                             FUND
                                                                         (PRO FORMA)
                                                                          (ASSUMING
                                            FOCUSED        MID CAP   REORGANIZATION WITH
CLASS A                                      EQUITY        EQUITY       FOCUSED EQUITY
                                             FUND           FUND            FUND)
------------------------------------------------------------------------------------------
CLASS B - ASSUMING REDEMPTION AT END OF PERIOD
------------------------------------------------------------------------------------------
Year 1                                        $  723      $  711         $  708
Year 3                                        $1,140      $1,530         $1,136
Year 5                                        $1,683      $2,451         $1,690
Year 10                                       $3,043      $4,668         $3,242

CLASS B - ASSUMING NO REDEMPTION
------------------------------------------------------------------------------------------
Year 1                                        $  223      $  211         $  208
Year 3                                        $  840      $1,230         $  836
Year 5                                        $1,483      $2,251         $1,490
Year 10                                       $3,043      $4,668         $3,242

CLASS C - ASSUMING REDEMPTION AT END OF PERIOD
------------------------------------------------------------------------------------------
Year 1                                        $  323      $  311         $  301
Year 3                                        $  840      $1,230         $  830
Year 5                                        $1,483      $2,251         $1,484
Year 10                                       $3,209      $4,806         $3,237

CLASS C - ASSUMING NO REDEMPTION
------------------------------------------------------------------------------------------
Year 1                                        $  223      $  211         $  201
Year 3                                        $  840      $1,230         $  830
Year 5                                        $1,483      $2,251         $1,484
Year 10                                       $3,209      $4,806         $3,237

COMPARISON OF ADVISORY ARRANGEMENTS

Your fund's and Mid Cap Equity Fund's advisory agreements are substantially similar. However, the management fees, subadvisory fees and expense limitation arrangements differ as set forth below. Mid Cap Equity Fund's management fee is lower than your fund's management fee at every level and, with respect to the subadvisory fees, JHA pays the same or less of a fee to MFC for Mid Cap Equity Fund compared to your fund. In addition, JHA has agreed to limit Mid Cap Equity Fund's expenses to a lower amount than the amount for which JHA has agreed for your fund.

MANAGEMENT FEES

The funds pay JHA monthly management fees equal to the following annual percentage of its average daily net assets:

FUND AVERAGE DAILY NET ASSETS             ANNUAL FEE RATE
-----------------------------------------------------------------------
                             FOCUSED EQUITY FUND   MID CAP EQUITY FUND
-----------------------------------------------------------------------
First $500 million             0.85%              0.80%
-----------------------------------------------------------------------
Next $300 million              0.85%              0.75%
-----------------------------------------------------------------------
Next $200 million              0.80%              0.75%
-----------------------------------------------------------------------
Amounts over $1 billion        0.80%              0.70%
-----------------------------------------------------------------------

SUBADVISORY FEES

JHA pays monthly subadvisory fees to MFC equal to the following annual percentage of its average daily net assets:

 FUND AVERAGE DAILY NET ASSETS             ANNUAL FEE RATE
-----------------------------------------------------------------------
                             FOCUSED EQUITY FUND   MID CAP EQUITY FUND
-----------------------------------------------------------------------
First $500 million             0.35%                0.35%
-----------------------------------------------------------------------
Next $300 million              0.35%                0.30%
-----------------------------------------------------------------------
Next $200 million              0.30%                0.30%
-----------------------------------------------------------------------
Amounts over $1 billion        0.30%                0.25%
-----------------------------------------------------------------------

EXPENSE LIMITATION ARRANGEMENTS

JHA has agreed to limit your fund's expenses (excluding 12b-1 fees) to 1.20% of such fund's average daily net assets until February 28, 2008. JHA has agreed to limit Mid Cap Equity Fund's expenses (excluding 12b-1 fees and transfer agency fees) to 0.90% of such fund's average daily net assets until February 28, 2008. For each arrangement, JHA reserves the right to terminate this limitation in the future.

Signature Services has agreed to limit transfer agent fees on Class A, B and C shares to 0.25% of your fund's average daily net assets at least until February 28, 2008. Signature Services has agreed to limit transfer agent fees on Class A, B and C shares to 0.30% of the Mid Cap Equity Fund's average daily net assets at least until February 28, 2008.

COMPARISON OF FUND PERFORMANCE

Past performance records of your fund and Mid Cap Equity Fund through December 31, 2006 including (1) calendar year total returns (without sales charges) and
(2) average annual total returns (including imposition of sales charges) are set forth under "Fund Past Performance" on page [14] of this proxy statement and prospectus.

COMPARISON OF INVESTMENT RISKS

The  funds  are exposed to various risks that could cause shareholders  to  lose
money on their  investments  in  the  funds.   The  following table compares the
principal risks affecting each fund.

In deciding whether to approve the Reorganization, you should consider the similarities and differences between your fund and Mid Cap Equity Fund. In particular, you should consider whether the amount and character of investment risk involved in the authorized investments of Mid Cap Equity Fund is commensurate with the amount of risk involved in the authorized investments of your fund.

                               FOCUSED EQUITY FUND                      MID CAP EQUITY FUND
-------------------------------------------------------------------------------------------------------
Market Risk                    The value of your  investment in each fund will  fluctuate in response to stock market movements.
-------------------------------------------------------------------------------------------------------
Management Risk                The fund's management strategy has a significant influence on fund  performance.  If the  management's  security  selection strategies  do  not  perform  as  expected,  the  fund  could underperform its peers or lose money.
-------------------------------------------------------------------------------------------------------
Industry Risk                  To the extent that the fund invests in a given industry,  its performance will be hurt if that industry performs poorly.
-------------------------------------------------------------------------------------------------------

Medium-capitalization          Medium-capitalization  stocks tend to be more  volatile  than
companies Risk                 stocks of larger companies and, as a group, could fall out of favor  with the  market,  causing  the  fund to  underperform
                               investments   that   focus  on   either   small-   or  large-
                               capitalization stocks.
-------------------------------------------------------------------------------------------------------

                               FOCUSED EQUITY FUND                              MID CAP EQUITY FUND
-------------------------------------------------------------------------------------------------------
Non-Diversification            The fund  focuses on a small number of           Not applicable.
Risk                           companies, making it highly vulnerable to
                               isolated business setbacks. If the fund
                               invests heavily in a single issuer, its
                               performance could suffer significantly from
                               adverse events affecting that issuer.
-------------------------------------------------------------------------------------------------------
To the extent that a fund makes  investments  with  additional  risks,  these  risks could  increase volatility or reduce performance:
-------------------------------------------------------------------------------------------------------
Derivatives Risk               Certain derivatives could produce disproportionate losses.

-------------------------------------------------------------------------------------------------------
Liquidity Risk                 In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
-------------------------------------------------------------------------------------------------------
Foreign Investment             Foreign investments carry additional risks, including potentially
Risk                           unfavorable currency exchange rates,  inadequate or inaccurate financial information and social or political instability.
-------------------------------------------------------------------------------------------------------

PROPOSAL TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

DESCRIPTION OF REORGANIZATION

You are being asked to approve the Agreement, a form of which is attached to this proxy statement as Exhibit A. Additional information about the Reorganization and the Agreement is set forth below under "Further Information on the Reorganization." The Agreement provides for the Reorganization on the following terms:

   * The Reorganization is scheduled to occur at 5:00 p.m., Eastern Time, on Friday, April 20, 2007, but may occur on any later date before October 1, 2007. Focused Equity Fund will transfer all of its assets to Mid Cap Equity Fund and Mid Cap Equity Fund will assume all of Focused Equity Fund's liabilities. This will result in the addition of Focused Equity Fund's assets to Mid Cap Equity Fund's portfolio. The net asset value of both funds will be computed as of 4:00 p.m., Eastern Time, on the closing date of the Reorganization.

   * Mid Cap Equity Fund will issue Class A shares to Focused Equity Fund in an amount equal to the net assets attributable to Focused Equity Fund's Class A shares. As part of the liquidation of Focused Equity Fund, these shares will immediately be distributed to Class A shareholders of record of Focused Equity Fund in proportion to their holdings on the closing date of the Reorganization. As a result, Class A shareholders of Focused Equity Fund will become Class A shareholders of Mid Cap Equity Fund.

   * Mid Cap Equity Fund will issue Class B shares to Focused Equity Fund in an amount equal to the net assets attributable to Focused Equity Fund's Class B shares. As part of the liquidation of Focused Equity Fund, these shares will immediately be distributed to Class B shareholders of record of Focused Equity Fund in proportion to their holdings on the closing date of the Reorganization. As a result, Class B shareholders of Focused Equity Fund will become Class B shareholders of Mid Cap Equity Fund.

   * Mid Cap Equity Fund will issue Class C shares to Focused Equity Fund in an amount equal to the net assets attributable to Focused Equity Fund's Class C shares. As part of the liquidation of Focused Equity Fund, these shares will immediately be distributed to Class C shareholders of record of Focused Equity Fund in proportion to their holdings on the closing date of the Reorganization. As a result, Class C shareholders of Focused Equity Fund will become Class C shareholders of Mid Cap Equity Fund.

   * After the shares are issued, the existence of Focused Equity Fund will be terminated.

REASONS FOR THE PROPOSED REORGANIZATION

The Board of Trustees believes that the proposed Reorganization will be advantageous to the shareholders of your fund for several reasons. The Board of Trustees (with the advice and assistance of independent counsel) considered the following matters, among others and in no order of priority, in approving the proposal.

FIRST, the Reorganization would permit your fund's shareholders to pursue similar investment objectives in a larger fund utilizing substantially similar investment policies. Both funds focus on equity securities of medium-capitalization companies. The greater asset size of the combined fund may allow it, relative to your fund, to (i) obtain better net prices on securities trades,
(ii) achieve greater diversification of portfolio holdings and (iii) reduce per-share expenses by spreading fixed costs over a larger asset base.

SECOND, the management team believes that, in the current market environment, Mid Cap Equity Fund with its more diversified portfolio is better positioned to implement a mid-cap strategy than your fund.

THIRD, a combined fund offers economies of scale that may lead to lower per share expenses. Both funds incur costs for legal, accounting, transfer agency services, insurance, and custodial and administrative services. Many of these resources and costs are duplicative and there may be an opportunity to reduce Mid Cap Equity Fund's expense ratio over time because of economies of scale if the funds are combined.

FOURTH, although the gross expense ratio and other expense will be higher after the Reorganization, the combined fund is expected to have projected net operating expenses below those of Focused Equity Fund prior to the Reorganization based on Mid Cap Equity Fund's lower management fee rate and expense limitation arrangement.

FIFTH, Mid Cap Equity Fund's performance is modestly better than your fund's performance for the same periods and may be in a better position to grow assets and achieve scale.

SIXTH, the combined fund  offers  an  additional class with greater distribution
capabilities than Focused Equity Fund.   The  combined fund provides access to a
different distribution channel and a greater variety of asset bases.

SEVENTH, the fact that shareholders of Focused Equity Fund will experience no change in shareholder services as a result of the Reorganization and that JHA is the adviser to both funds and MFC is the subadviser to both funds.

EIGHTH, the costs of the Reorganization will be borne by JHA.

The Board of Trustees reviewed the historical performance of Focused Equity Fund and Mid Cap Equity Fund and the relative benchmarks, although no assurances may be given that the combined fund will achieve any particular level of performance after the Reorganization. Because the combined fund will most closely resemble the Mid Cap Equity Fund, the Mid Cap Equity Fund will be the accounting survivor of the Reorganization. As such, the combined fund will assume the performance history of Mid Cap Equity Fund at the closing of the Reorganization.

In evaluating the proposed Reorganization, the Board of Trustees also considered that JHA proposes to sell as much of your fund's portfolio prior to the closing as is consistent with the treatment of the Reorganization as tax-free. The portfolio managers of the Acquiring Fund have indicated that a portion of the portfolio holdings of your fund are not consistent with the Acquiring Fund's investment process. Your fund will incur brokerage commissions and other transaction costs in connection with such transactions, reducing the net asset value of your shares. While these transactions may also generate capital gains, your fund has capital losses that, subject to certain limitations, will be available to offset any capital gains.

The Board of Trustees considered that to the extent that any portfolio securities of Focused Equity Fund are retained, the Reorganization presents an opportunity for Mid Cap Equity Fund to acquire investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity may provide an economic benefit to Mid Cap Equity Fund and its shareholders.

The boards of both funds also considered other benefits that JHA, MFC and the funds' distributor may receive from the Reorganization. For example, JHA, MFC and their affiliates might achieve cost savings from managing one larger fund compared to managing more than one fund following similar investment policies. The Board of Trustees believes, however, that these savings will not amount to a significant economic benefit to JHA, MFC or their affiliates or distributor.

UNREIMBURSED DISTRIBUTION AND SHAREHOLDER SERVICE EXPENSES

The board of trustees of Focused Equity Fund and Mid Cap Equity Fund have determined that, if the Reorganization occurs, unreimbursed distribution and shareholder service expenses incurred under Focused Equity Fund's Rule 12b-1 Plans will be reimbursable expenses under Mid Cap Equity Fund's Rule 12b-1 Plans. However, the maximum amounts payable annually under Mid Cap Equity Fund's Rule 12b-1 Plans (0.30%, 1.00% and 1.00% of average daily net assets attributable to Class A shares, Class B shares and Class C shares, respectively) will not increase.

The following table shows the actual and pro forma unreimbursed distribution and shareholder service expenses of shares of Focused Equity Fund and Mid Cap Equity Fund. The table shows both the dollar amount of these expenses and the percentage of each class' average net assets that they represent.

RULE 12B-1 PAYMENTS AND UNREIMBURSED EXPENSES

                                              Unreimbursed                  Average Assets
                                        Rule 12b-1 Expenditures              Year-to-date
Name of Fund                           (as of September 30, 2006)    (as of September 30, 2006)
-----------------------------------------------------------------------------------------------------
Focused Equity Fund
                                       Class A        $131,809            $8,109,303
                                       Class B        $412,464            5,681,656
                                       Class C        $111,507            $1,967,677
Mid Cap Equity Fund
                                       Class A        $168,315            $2,602,596
                                       Class B        $44,374             $358,770
                                       Class C        $18,720             $201,788
Pro Forma Mid Cap Equity Fund
(Assuming Reorganization with
Focused Equity Fund)
                                       Class A        $300,124            $10,711,899
                                       Class B        $456,838            $6,040,425
                                       Class C        $130,227            $2,169,464

If the Reorganization had taken place on September 30, 2006, the PRO FORMA combined unreimbursed expenses of Mid Cap Equity Fund's Class B shares and Class C shares would have been higher than if no Reorganization had occurred. Nevertheless, Mid Cap Equity Fund's assumption of Focused Equity Fund's unreimbursed Rule 12b-1 expenses will have no immediate effect upon the payments made under Mid Cap Equity Fund's Rule 12b-1 Plans. These payments will continue to be 0.30%, 1.00% and 1.00% of average daily net assets attributable to Class A, Class B and Class C shares, respectively.

John Hancock Funds, LLC may recover unreimbursed distribution and shareholder service expenses for Class B and Class C shares in future years. However, if Mid Cap Equity Fund's board terminates either class' Rule 12b-1 Plan, that class will not be obligated to reimburse these distribution and shareholder service expenses. Accordingly, until they are paid or accrued, unreimbursed distribution and shareholder service expenses do not and will not appear as an expense or liability in the financial statements of either fund. In addition, unreimbursed expenses are not reflected in a fund's net asset value or the formula for calculating Rule 12b-1 payments. The staff of the SEC has not approved or disapproved the treatment of the unreimbursed distribution and shareholder service expenses described in this proxy statement.

FUND PAST PERFORMANCE

Set forth below is past performance information for each fund, which may help provide an indication of each fund's respective risk.

The bar chart under "Calendar Year Total Returns" show how each fund's Class A total return (not including any deduction for sales charges) has varied from year to year for each full calendar year. The table under "Average Annual Total Returns" shows average annual total return for each fund over time, for each class of shares (including deductions for sales charges) compared with a broad-based securities market index. Class A performance is shown both before and after taxes for each fund. Past performance before and after taxes does not indicate future results.

CALENDAR YEAR TOTAL RETURNS - CLASS A SHARES (WITHOUT SALES CHARGES)

FOCUSED EQUITY FUND
2001   -0.33%
2002  -47.39%
2003   37.21%
2004   11.25%
2005   15.65%
2006    4.79%

MID CAP EQUITY FUND
2004   12.06%
2005   16.85%
2006    5.29%

QUARTERLY RETURNS

During the period shown in the above bar chart, the Focused Equity Fund's highest quarterly return was 43.84% for the quarter ended December 31, 2001, and the lowest quarterly return was -46.35% for the quarter ended September 30, 2001.

During the period shown in the above bar chart, the Mid Cap Equity Fund's highest quarterly return was 9.66% for the quarter ended December 31, 2004, and the lowest quarterly return was -7.20% for the quarter ended June 30, 2006.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006 (INCLUDING SALES CHARGE)

FOCUSED EQUITY FUND
                                                        1 YEAR       5 YEAR        LIFE OF CLASS(1)
----------------------------------------------------------------------------------------------------
Class A before tax                                       -0.46%       -1.55%        -2.96%
----------------------------------------------------------------------------------------------------
Class A after tax on distributions(2)                    -0.46%       -1.55%        -2.96%
----------------------------------------------------------------------------------------------------
Class A after tax on distributions, with sale(2)         -0.30%       -1.31%        -2.48%
----------------------------------------------------------------------------------------------------
Class B before tax                                       -0.91%       -1.62%        -2.81%
----------------------------------------------------------------------------------------------------
Class C before tax                                        3.09%        -1.22%        -2.81%
----------------------------------------------------------------------------------------------------
Standard & Poor's MidCap 400 Index(3)                    10.31%        10.91%         8.55%

(1) Class A, Class B and Class C each began on November 1, 2000.
(2) After-tax returns are shown for Class A shares only and would be different for the other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
(3) Standard & Poor's MidCap 400 Index is an unmanaged index 400 domestic stocks of medium-sized companies and reflects no fees or taxes.

MID CAP EQUITY FUND
                                                                  LIFE OF
                                                       1 YEAR     CLASS(1)
-------------------------------------------------------------------------------
 Class A before tax                                     0.04%      13.14%
-------------------------------------------------------------------------------
 Class A after tax on distributions(2)                 -0.52%      11.64%
-------------------------------------------------------------------------------
 Class A after tax on distributions, with sale(2)       0.79%      10.90%
-------------------------------------------------------------------------------
 Class B before tax                                    -0.28%      13.65%
-------------------------------------------------------------------------------
 Class C before tax                                     3.72%      14.29%
-------------------------------------------------------------------------------
 Standard & Poor's MidCap 400 Index(3)                 10.31%      16.99%

(1) Class A, Class B and Class C each began on August 4, 2003.
(2) After-tax returns are shown for Class A shares only and would be different for the other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
(3) Standard & Poor's MidCap 400 Index is an unmanaged index 400 domestic stocks of medium-sized companies and reflects no fees or taxes.

FURTHER INFORMATION ON THE REORGANIZATION

TAX STATUS OF THE REORGANIZATION

The Reorganization is not intended to result in income, gain or loss for federal income tax purposes to the Acquiring Fund, the Acquired Fund or the shareholders of the Acquired Fund and will not take place unless the funds receive a satisfactory opinion from Kirkpatrick & Lockhart Preston Gates Ellis LLP, substantially to the effect that the Reorganization will be a "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code").

As a result, with respect to the Reorganization, for federal income tax purposes:

   o No gain or loss will be recognized by the Acquired Fund upon (1) the transfer of all of its assets to the Acquiring Fund as described above or
       (2) the distribution by the Acquired Fund of the Acquiring Fund shares to the Acquired Fund's shareholders;

   o No gain or loss will be recognized by the Acquiring Fund upon the receipt of the Acquired Fund's assets solely in exchange for the issuance of the Acquiring Fund shares to the Acquired Fund and the assumption of the Acquired Fund's liabilities by the Acquiring Fund;

   o The basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the basis of those assets in the hands of the Acquired Fund immediately before the transfer;

   o The tax holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the Acquired Fund's tax holding period for those assets;

   o You will not recognize gain or loss upon the exchange of your shares of the Acquired Fund solely for the Acquiring Fund shares as part of the Reorganization;

   o The aggregate tax basis of the Acquiring Fund shares received by you in the Reorganization will be the same as the aggregate tax basis of your shares of the Acquired Fund surrendered in exchange; and

   o The tax holding period of the Acquiring Fund shares you receive will include the tax holding period of the shares of the Acquired Fund that you surrender in the exchange, provided that the shares of the Acquired Fund were held by you as capital assets on the date of the exchange.

In rendering such opinion, counsel shall rely upon, among other things, reasonable assumptions as well as representations of the Acquired Fund and the Acquiring Fund.

No tax ruling has been or will be received from the Internal Revenue Service ("IRS") in connection with the Reorganization. An opinion of counsel is not binding on the IRS or a court and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

Prior to the closing of the Reorganization, the Acquired Fund will, and the Acquiring Fund may, declare a distribution to shareholders that, together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net capital gains, including those realized on disposition of portfolio securities in connection with the Reorganization (after reduction by any available capital loss carryforwards), if any, through the closing of the Reorganization. Such distributions will be taxable to shareholders.

As of October 31, 2006, the Acquired Fund had an unused capital loss carryforward of approximately $13 million. Capital loss carryforwards are considered valuable tax attributes because they can reduce a fund's future taxable income and thus reduce the taxable amount distributed to fund shareholders.

The proposed Reorganization will affect the use of these tax attributes in two respects. The first concerns the "sharing" of these tax attributes with the shareholders of the Acquiring Fund. If there were no Reorganization, these tax attributes would inure solely to the benefit of the shareholders of the Acquired Fund. If the Reorganization occurs, these tax attributes carry over (subject to the limitations described below) to the Acquiring Fund. That means that any resulting tax benefits inure to all shareholders of the post-Reorganization Mid Cap Equity Fund (i.e., both pre-Reorganization shareholders of the Acquired Fund and pre-Reorganization shareholders of the Acquiring Fund).

The second manner in which the Reorganization will affect the use of the capital loss carryforward and built-in losses concerns certain limitations imposed under the Code with respect to the use of these losses. Generally, when ownership of a "loss corporation" such as the Acquired Fund changes for tax purposes in connection with a reorganization (as will be the case here), the Code imposes various limitations on the use of loss carryforwards following the change of ownership. The amount of such loss carryforwards that can be used each year to offset post- acquisition income is generally limited to an amount equal to the "federal long- term tax-exempt rate" (the applicable rate as of January 2007 was 4.15%) multiplied by the value of the "loss corporation's" equity. Furthermore, capital losses may generally be carried forward for only eight years in the case of regulated investment companies. These limitations would result in forfeiture in the ability to use approximately $11.3 million of the Acquired Fund's capital loss carryforward. However, there is no assurance that such losses would be used even in the absence of the Reorganization.

The foregoing consequences may not apply to certain classes of taxpayers who are subject to special circumstances, such as shareholders who are not citizens of or residents of the United States, insurance companies, tax-exempt organizations, financial institutions, dealers in securities or foreign currencies, or persons who hold their shares as part of a straddle or conversion transaction.

This description of the federal income tax consequences of the Reorganization is made without regard to the particular circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, non-U.S. and other tax laws.

ADDITIONAL TERMS OF THE AGREEMENT AND PLAN OF REORGANIZATION

Certain terms of the Agreement are described above. The following is a summary of certain additional terms of the Agreement. This summary and any other description of the terms of the Agreement contained in this proxy statement and prospectus are qualified in their entirety by Exhibit A, which is the Form of Agreement and Plan of Reorganization, in its entirety, that is proposed for the Reorganization.

CONDITIONS TO CLOSING THE REORGANIZATION. The obligation of the Acquired Fund to consummate the Reorganization is subject to the satisfaction of certain conditions, including the performance by the Acquiring Fund of all its obligations under the Agreement and the receipt of all consents, orders and permits necessary to consummate the Reorganization (see Agreement, paragraph [8]).

The obligation of the Acquiring Fund to consummate the Reorganization is subject to the satisfaction of certain conditions, including the Acquired Fund's performance of all of its obligations under the Agreement, the receipt of certain documents and financial statements from the Acquired Fund and the receipt of all consents, orders and permits necessary to consummate the Reorganization (see Agreement, paragraph [9]).

The obligations of the Acquired Fund and the Acquiring Fund are subject to approval of the Agreement by the necessary vote of the outstanding shares of the Acquired Fund, in accordance with the provisions of Acquired Fund's declaration of trust and by-laws. The fund's obligations are also subject to the receipt of a favorable opinion of Kirkpatrick & Lockhart Preston Gates Ellis LLP as to the federal income tax consequences of the Reorganization (see Agreement, paragraphs [9(a) and 8(f)]).

TERMINATION OF AGREEMENT. The board of trustees of the Acquired Fund or the Acquiring Fund may terminate the Agreement (even if the shareholders of the Acquired Fund have already approved it) at any time before the Reorganization date, if that board believes that proceeding with the Reorganization would no longer be advisable.

EXPENSES OF THE REORGANIZATION. JHA will pay the Reorganization costs incurred in connection with entering into and carrying out the provisions of the Agreement, whether or not the Reorganization occurs.

CAPITALIZATION

With respect to the proposal, the following tables set forth the capitalization of each fund as of October 31, 2006, and the pro forma combined capitalization of both funds as if the Reorganization had occurred on that date. If the Reorganization is consummated, the actual exchange ratios on the Reorganization date may vary from the exchange ratios indicated. This is due to changes in the market value of the portfolio securities of both funds between October 31, 2006, and the Reorganization date, changes in the amount of undistributed net investment income and net realized capital gains of both funds during that period resulting from income and distributions, and changes in the accrued liabilities of both funds during the same period. It is impossible to predict how many shares of the Acquiring Fund will actually be received and distributed by the Acquired Fund on the closing date of the Reorganization. The tables below should not be relied upon to determine the amount of Acquiring Fund shares that will actually be received and distributed.

                                    FOCUSED EQUITY    MID CAP
                                        FUND        EQUITY FUND    PRO FORMA(1)
-------------------------------------------------------------------------------
NET ASSETS (millions)                 $14,802        $3,809        $18,461
NET ASSET VALUE PER SHARE
   CLASS A                              $8.55        $12.94         $12.94
   CLASS B                              $8.20        $12.70         $12.70
   CLASS C                              $8.20        $12.71         $12.71
SHARES OUTSTANDING
   CLASS A                            920,350       225,556        833,381
   CLASS B                            616,137        47,523        445,245
   CLASS C                            229,758        22,570        170,921

(1) Assuming the Reorganization of Focused Equity Fund into Mid Cap Equity Fund occurs. If the Reorganization of your fund had taken place on October 31, 2006, approximately 0.66 Class A, 0.65 Class B and 0.65 Class C shares of Mid Cap Equity Fund would have been issued for each share of Focused Equity Fund, respectively.

ADDITIONAL INFORMATION ABOUT THE FUNDS' BUSINESSES

The following table shows where in each fund's prospectus you can find additional information about the business of each fund.

TYPE OF INFORMATION                     HEADINGS IN EACH PROSPECTUS
--------------------------------------------------------------------------------
Investment objective and policies       Goal and Strategy/Main Risks

Portfolio management                    Management Biographies

Expenses                                Your Expenses

Custodian                               Business Structure

Shares of beneficial interest           Your Account:  Choosing a share class of

Purchase shares                         Your  Account:  Choosing a share class,
                                        How sales charges are calculated, Sales
                                        charge reductions and waivers, Opening
                                        an account, Buying shares, Transaction
                                        policies, Additional investor services

Redemption of sale of shares            Your Account: Selling shares, How sales
                                        charges are calculated, Transaction
                                        policies

Dividends, distributions and taxes      Dividends and account policies

BOARD EVALUATION AND RECOMMENDATION

For the reasons described above, the Board of Trustees, including the trustees who are not "interested persons" of each fund in the Reorganization, JHA or MFC ("independent trustees") approved the Reorganization. In particular, the Board of Trustees determined that the Reorganization is in the best interests of each fund and that the interests of each fund's shareholders would not be diluted as a result of the Reorganization.

              -----------------------------------------------------
                    The trustees of your fund recommend that
               shareholders of your fund vote FOR the proposal to
                approve the Agreement and Plan of Reorganization.
              -----------------------------------------------------

VOTING RIGHTS AND REQUIRED VOTE

Each whole share of your fund is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. Approval of the proposal described above requires the affirmative vote of a majority of the outstanding shares of the Acquired Fund entitled to vote on the proposal. For this purpose, the term "vote of a majority of the outstanding shares entitled to vote" shall mean the vote of the lesser of:

    (1) 67% or more of the voting securities present at such meeting, if more than 50% of the outstanding voting securities of the Acquired Fund are present or represented by proxy; or

    (2)   more  than  50%  of  the outstanding voting securities of the Acquired
          Fund.

SHARES                                  QUORUM                               VOTING
-----------------------------------------------------------------------------------------------------------------
In General                              All shares "present" in person or   Shares "present" at the meeting will
                                        by proxy are counted towards a      be voted in person at the meeting.
                                        quorum.                             Shares "present" by proxy will be
                                                                            voted in accordance with instructions.
-----------------------------------------------------------------------------------------------------------------
Proxy with no Voting Instruction        Considered "present" at the         Voted "for" a proposal.
(other than Broker Non-Vote)            meeting.
-----------------------------------------------------------------------------------------------------------------
Broker Non-Vote                         Considered "present" at the         Not voted. Same effect as a vote
                                        meeting.                            "against."
-----------------------------------------------------------------------------------------------------------------
Abstain                                 Considered "present" at the         Not voted. Same effect as a vote
                                        meeting.                            "against."
-----------------------------------------------------------------------------------------------------------------

If the required approval of shareholders is not obtained with respect to the proposal, the Acquired Fund subject to the proposal will continue to engage in business as a separate mutual fund and the board of trustees will consider what further action may be appropriate.

INFORMATION CONCERNING THE MEETING

SOLICITATION OF PROXIES

In addition to the mailing of these proxy materials, proxies may be solicited by telephone, by fax or in person by the trustees, officers and employees of your fund; by personnel of your fund's investment adviser, JHA, and its transfer agent, Signature Services; or by broker-dealer firms. Signature Services, together with a third party solicitation firm, has agreed to provide proxy solicitation services to the Acquired Fund at a cost of approximately $16,612. JHA will pay the costs of preparing, mailing and soliciting proxies, including payments to unaffiliated solicitation firms.

REVOKING PROXIES

Each Acquired Fund shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised:

   o By filing a written notice of revocation with the Acquired Fund's transfer agent, John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, Massachusetts 02217-1000, or

   o By returning a duly executed proxy with a later date before the time of the meeting, or

   o If a shareholder has executed a proxy but is present at the meeting and wishes to vote in person, by notifying the secretary of your fund (without complying with any formalities) at any time before it is voted.

Being present at the meeting alone does not revoke a previously executed and returned proxy.

OUTSTANDING SHARES AND QUORUM

As of February 9, 2007 (the "record date"), the numbers of shares of beneficial interest of the Acquired Fund outstanding were as follows:

FUND                                                         SHARES OUTSTANDING
-------------------------------------------------------------------------------
Focused Equity Fund
    Class A
    Class B
    Class C

Total

Only shareholders of record on the record date are entitled to notice of and to vote at the meeting. A majority of the outstanding shares of the Acquired Fund that are entitled to vote will be considered a quorum for the transaction of business.

OTHER BUSINESS

The Board of Trustees knows of no business to be presented for consideration at the meeting other than the proposal. If other business is properly brought before the meeting, proxies will be voted according to the best judgment of the persons named as proxies.

ADJOURNMENTS

If a quorum is not present in person or by proxy at the time any session of the meeting is called to order, the persons named as proxies may vote those proxies that have been received to adjourn the meeting to a later date. If a quorum is present but there are not sufficient votes in favor of a proposal, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies concerning the proposal. Any adjournment will require the affirmative vote of a majority of the Acquired Fund's shares at the session of the meeting to be adjourned. If an adjournment of the meeting is proposed because there are not sufficient votes in favor of a proposal, the persons named as proxies will vote those proxies favoring the proposal in favor of adjournment and will vote those proxies against the Reorganization against adjournment.

TELEPHONE VOTING
In addition to soliciting proxies by mail, by fax or in person, your fund may also arrange to have votes recorded by telephone by officers and employees of your fund or by personnel of JHA, MFC or Signature

Services or a third party solicitation firm. The telephone voting procedure is designed to verify a shareholder's identity, to allow a shareholder to authorize the voting of shares in accordance with the shareholder's instructions and to confirm that the voting instructions have been properly recorded. If these procedures were subject to a successful legal challenge, these telephone votes would not be counted at the meeting. Your fund has not obtained an opinion of counsel about telephone voting, but is currently not aware of any challenge.

   o   A shareholder will be called on a recorded  line  at the telephone number
       in   a  fund's  account  records  and  will  be  asked  to  provide   the
       shareholder's social security number or other identifying information.

   o   The shareholder will then be given an opportunity to authorize proxies to
       vote  his   or   her  shares  at  the  meeting  in  accordance  with  the
       shareholder's instructions.

   o   To  ensure  that  the   shareholder's  instructions  have  been  recorded
       correctly, the shareholder will also receive a confirmation of the voting instructions by mail.

   o A toll-free number will be available in case the voting information contained in the confirmation is incorrect.

   o If the shareholder decides after voting by telephone to attend the meeting, the shareholder can revoke the proxy at that time and vote the shares at the meeting.

INTERNET VOTING

You will also have the opportunity to submit your voting instructions via the Internet by utilizing a program provided through a vendor. Voting via the Internet will not affect your right to vote in person if you decide to attend the meeting. Do not mail the proxy card if you are voting via the Internet. To vote via the Internet, you will need the "control number" that appears on your proxy card. These Internet voting procedures are designed to authenticate shareholder identities, to allow shareholders to give their voting instructions and to confirm that shareholders' instructions have been recorded properly. If you are voting via the Internet you should understand that there may be costs associated with electronic access, such as usage charges from Internet access providers and telephone companies, that must be borne by you.

To vote via the Internet:

   o   Read the proxy statement and have your proxy card(s) at hand.

   o   Go to the Web site on the proxy card.

   o   Enter the "control number" found on your proxy card.

   o Follow the instructions on the Web site. Please call us at 1-800-225-5291 if you have any problems.

   o To ensure that your instructions have been recorded correctly, you will receive a confirmation of your voting instructions immediately after your submission and also by e-mail, if chosen.

SHAREHOLDERS' PROPOSALS

The funds are not required, and do not intend, to hold meetings of shareholders each year. Instead, meetings will be held only when and if required. Any shareholders desiring to present a proposal for consideration at the next meeting for shareholders of their respective funds must submit the proposal in writing, so that it is received by the appropriate fund at 601 Congress Street, Boston, Massachusetts 02210, within a reasonable time before any meeting.

OWNERSHIP OF SHARES OF THE FUNDS

[DISCLOSE ANY SHAREHOLDERS THAT- OWN MORE THAN 25% AT FUND LEVEL OF EACH FUND]

[To the knowledge of each fund, as of [February 9, 2007], the following persons owned of record or beneficially 5% or more of the outstanding shares of a class of each fund, respectively:

                                                           FOCUSED EQUITY FUND
----------------------------------------------------------------------------------------------------------
NAMES AND ADDRESSES OF OWNERS OF
MORE THAN 5% OF SHARES                       CLASS A          CLASS B          CLASS C


                                                              MID CAP EQUITY FUND
----------------------------------------------------------------------------------------------------------
NAMES AND ADDRESSES OF OWNERS OF
MORE THAN 5% OF SHARES                       CLASS A          CLASS B          CLASS C         CLASS I


The following table indicates the percentage of outstanding shares of a class owned by the above named individuals or entities upon consummation of the Reorganization as of [DATE] and is for informational purposes only. No assurance can be given as to how many shares of Mid Cap Equity Fund will be received by the shareholders of Focused Equity Fund on the actual date the Reorganization takes place and the below information should not be relied upon the reflect the number of shares of the Mid Cap Equity Fund that actually will be received on or after such date.

                                                   PRO FORMA MID CAP EQUITY FUND OWNERSHIP
                                                         (ASSUMING CONSUMMATION OF
FOCUSED EQUITY FUND                                     THE REORGANIZATION ON [DATE])
----------------------------------------------------------------------------------------------------------
NAMES AND ADDRESSES OF OWNERS OF             CLASS A          CLASS B          CLASS C         CLASS I
MORE THAN 5% OF SHARES

[TO BE COMPLETED]


                                                   PRO FORMA MID CAP EQUITY FUND OWNERSHIP
                                                         (ASSUMING CONSUMMATION OF
MID CAP EQUITY FUND                                     THE REORGANIZATION ON [DATE])
-----------------------------------------------------------------------------------------------------
NAMES AND ADDRESSES OF OWNERS OF             CLASS A          CLASS B          CLASS C         CLASS I
MORE THAN 5% OF SHARES

[TO BE COMPLETED]


As of [February 9, 2007], the trustees and officers of each fund owned in the aggregate less than 1% of the outstanding shares of their respective funds.

EXPERTS

The financial highlights and financial statements of each fund for the period ended October 31, 2006, are incorporated by reference into this proxy statement and prospectus. The financial statements for such period and financial highlights have been independently audited by the registered public accounting firm Pricewaterhousecoopers LLP, as stated in their reports appearing in the statement of additional information. These financial statements and financial highlights have been included in reliance on their reports given on their authority as experts in accounting and auditing.

AVAILABLE INFORMATION

Each fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and files reports, proxy statements and other information with the SEC. These reports, proxy statements and other information filed by the funds can be inspected and copied (for a duplication fee) at the public reference facilities of the SEC at 100 F Street, N.E., Room 1580, Washington, D.C. 20549, at the Northeast Regional Office (3 World Financial Center, New York, New York 10281) and at the Midwest Regional Office (175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60661). Copies of these materials can also be obtained by mail from the Public Reference Section of the SEC at 100 F Street, N.E., Washington, D.C. 20549, at prescribed rates. In addition, copies of these documents may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

EXHIBIT A - AGREEMENT AND PLAN OF REORGANIZATION

                                     FORM OF
                      AGREEMENT AND PLAN OF REORGANIZATION

       This Agreement and Plan of Reorganization (the "Agreement") is made as of [DATE], by and between John Hancock Focused Equity Fund (the "Acquired Fund") and John Hancock Mid Cap Equity Fund (the "Acquiring Fund")(together with the Acquired Fund, the "Funds" or individually, each a "Fund"), each a series of John Hancock Series Trust (the "Trust"), a Massachusetts business trust.

       This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Sections 361(a) and Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision. The reorganization will consist of the transfer of all assets of the Acquired Fund attributable to each class of its shares in exchange for shares of the corresponding class of shares of the Acquiring Fund (the "Merger Shares"), and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund and the distribution of the Merger Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.

       The Trust is a Massachusetts business trust duly organized and validly existing under, and in conformity with, the laws of The Commonwealth of Massachusetts, and has the power to own all of its assets and to carry out its obligations under this Agreement. The Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on the Trust. The Trust is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and such registration has not been revoked or rescinded and is in full force and effect. Each of the Acquired Fund and the Acquiring Fund is a separate series of the Trust duly established and designated in accordance with the applicable provisions of the Trust's Amended and Restated Declaration of Trust dated March 8, 2005, as may be amended (the "Declaration of Trust"), and the 1940 Act.

       The Trust's board of trustees (the "Board"): (i) has adopted and approved this Agreement and the transactions hereby contemplated, and (ii) has determined that participation therein is in the best interests of each Fund and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization (as defined below).

       All covenants and obligations of a Fund contained herein shall be deemed to be covenants and obligations of the Trust acting on behalf of that Fund, and all rights and benefits created hereunder in favor of a Fund shall inure to, and shall be enforceable by, Trust acting on behalf of that Fund.

       In order to consummate the reorganization contemplated by this Agreement (the "Reorganization") and in consideration of the promises and the covenants and agreements hereinafter set forth, and intending to be legally bound, each party hereby agrees as follows:

1.     Representations and Warranties of the Acquiring Fund.
       ----------------------------------------------------

       The Trust, on behalf of the Acquiring Fund, represents and warrants to, and agrees with, the Acquired Fund that:

(a) The Acquiring Fund is a series of shares of the Trust and in conformity with, the laws of The Commonwealth of Massachusetts, and has the power to own all of its assets and to carry out its obligations under this Agreement. Each of the Trust and the Acquiring Fund has all necessary federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

(b) The Acquiring Fund has elected to be, and has met the requirements of subchapter M of Code for treatment as, a "regulated investment company" ("RIC") within the meaning of Section 851 of the Code at all times since its inception, and will continue to meet such requirements at all times through the Closing

Date (as defined in Section 7 herein)  and  thereafter.   The Acquiring Fund has
not at any time since its inception been liable for, or is not now liable for, any material income or excise tax pursuant to Sections 852 or 4982 of the Code.

(c) The Acquired Fund has been furnished with the Acquiring Fund's annual report for the fiscal year ended October 31, 2006, and the audited financial statements appearing therein, having been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, which fairly presents the financial condition and result of operations of the Acquiring Fund as of the date indicated, in conformity with generally accepted accounting principles in the United States applied on a consistent basis.

(d) The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those that will be shown as belonging to it on its statement of assets and liabilities as of October 31, 2006, and those incurred in the ordinary course of business as an investment company since such date. As of the Valuation Time (as defined in Section 3(e)), the Acquiring Fund will advise the Acquired Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

(e) The Trust, on behalf of the Acquiring Fund, has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of the Board, and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms subject to approval by the Acquired Fund's shareholders and subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

(f) There are no material legal, administrative or other proceedings pending or, to the knowledge of the Trust or the Acquiring Fund, threatened against the Trust or the Acquiring Fund which assert liability on the part of the Trust or the Acquiring Fund or which materially affect the financial condition of the Trust or the Acquiring Fund or the Trust's or the Acquiring Funds' ability to consummate the Reorganization. Neither the Trust nor the Acquiring Fund is charged with nor, to the best of their knowledge, threatened with any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of their business.

(g) Neither the Trust nor the Acquiring Fund is obligated under any provision of the Declaration of Trust or the Trust's Amended and Restated By-laws dated March 8, 2005, as may be amended (the "By-laws"), and neither is a party to any contract or other commitment or obligation, nor is subject to any order or decree, which would be violated by its execution of or performance under this Agreement, except insofar as the Acquiring Fund and the Acquired Fund may mutually agree that the Acquiring Fund may take such necessary action to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.

(h) There are no material contracts outstanding to which the Acquiring Fund is a party that have not been disclosed in the N-14 Registration Statement (as defined in sub-section (k) below) or that will not otherwise be disclosed to the Acquired Fund prior to the Valuation Time.

(i) No consent, approval, authorization or order of any court or government authority is required for the consummation by the Acquiring Fund of the Reorganization, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico).

(j) The registration statement on Form N-14 filed with the Securities and Exchange Commission (the "Commission") by the Trust on behalf of the Acquiring Fund and relating to the Merger Shares issuable hereunder, and the proxy statement of the Acquired Fund relating to the meeting of the Acquired Fund's shareholders referred to in Section 6(b) herein (together with the documents incorporated therein by reference, the "Proxy Statement/Prospectus"), and any supplement or amendment thereto or to the documents therein (as amended or supplemented, the "N-14 Registration Statement"), on the effective date of the N-14 Registration Statement, at the time of the shareholders' meeting referred to in Section 6(b) of this Agreement and at the Closing Date, insofar as it relates to the Acquiring Fund,

       (i) did and will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, and

       (ii) does not and will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Proxy Statement/Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this sub-section shall apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Acquired Fund for use in the N-14 Registration Statement.

(k) The Acquiring Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the N-14 Registration Statement.

(l) All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Acquiring Fund. In regard to the statement that the outstanding shares will be nonassessable, it is noted that the Acquiring Fund is a "Massachusetts business trust" and under Massachusetts' law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Acquiring Fund. The Acquiring Fund does not have outstanding any security convertible into any of the Acquiring Fund shares, except that Class B shares of the Acquiring Fund are convertible into Class A shares of the Acquiring Fund in the manner and on the terms described in the N-14 Registration Statement.

(m) The Merger Shares to be issued to the Acquired Fund pursuant to this Agreement have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued Class A, Class B, Class C and Class I shares of beneficial interest in the Acquiring Fund and will be fully paid and nonassessable by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof. In regard to the statement above that the Merger Shares will be nonassessable, it is noted that the Trust is a "Massachusetts business trust" and under Massachusetts' law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust.

(n) At or prior to the Closing Date, the Merger Shares to be transferred to the Acquired Fund for distribution to the shareholders of the Acquired Fund on the Closing Date will be duly qualified for offering to the public in all states of the United States in which the sale of shares of the Acquired Fund presently are qualified, and there will be a sufficient number of such shares registered under the 1933 Act and, as may be necessary, with each pertinent state securities commission to permit the transfers contemplated by this Agreement to be consummated.

(o) At or prior to the Closing Date, the Acquiring Fund will have obtained any and all regulatory, trustee and shareholder approvals necessary to issue the Merger Shares to the Acquired Fund.

(p) The Acquiring Fund has filed, or intends to file, or has obtained extensions to file, all federal, state and local tax returns which are required to be filed by it, and has paid or has obtained extensions to pay, all federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquiring Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquiring Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

2.     Representations and Warranties of the Acquired Fund.
       ---------------------------------------------------

       The Trust, on behalf of the Acquired Fund, represents and warrants to, and agrees with, the Acquiring Fund that:

(a) The Acquired Fund is a series of shares of the Trust and in conformity with, the laws of The Commonwealth of Massachusetts, and has the power to own all of its assets and to carry out its obligations under this Agreement. Each of the Trust and the Acquired Fund has all necessary federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

(b) The Acquired Fund has elected to be, and has met the requirements of subchapter M of Code for treatment as a RIC within the meaning of Section 851 of the Code at all times since its inception, and will continue to meet such requirements at all times through the Closing Date with respect to its taxable year ending on the Closing Date. The Acquired Fund has not at any time since its inception been liable for, and is not now liable for, and will not be liable for on the Closing Date, any material income or excise tax pursuant to Sections 852 or 4982 of the Code.

(c) The Trust, on behalf of the Acquired Fund, has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of the Board, and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms subject to approval by the Acquired Fund's shareholders and subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

(d) The Acquiring Fund has been furnished with the annual report of the Acquired Fund for the fiscal year ended October 31, 2006, and the audited financial statements appearing therein, having been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, which fairly presents the financial condition and result of operations of the Acquired Fund as of the date indicated, in conformity with accounting principles generally accepted in the United States applied on a consistent basis.

(e) The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those that will be shown as belonging to it on its statement of assets and liabilities as of October 31, 2006, and those incurred in the ordinary course of business as an investment company since such date. As of the Valuation Time, the Acquired Fund will advise the Acquiring Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

(f) There are no material legal, administrative or other proceedings pending or, to the knowledge of the Trust or the Acquired Fund, threatened against the Trust or the Acquired Fund which assert liability on the part of the Trust or the Acquired Fund or which materially affect the financial condition of the Trust or the Acquired Fund or the Trust's or the Acquired Funds' ability to consummate the Reorganization. Neither the Trust nor the Acquired Fund is charged with nor, to the best of their knowledge, threatened with any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of their business.

(g) There are no material contracts outstanding to which the Acquired Fund is a party that have not been disclosed in the N-14 Registration Statement or that will not otherwise be disclosed to the Acquiring Fund prior to the Valuation Time.

(h) Neither the Trust nor the Acquired Fund is obligated under any provision of the Declaration of Trust or By-laws, and neither is a party to any contract or other commitment or obligation, nor is subject to any order or decree, which would be violated by its execution of or performance under this Agreement, except insofar as the Acquired Fund and the Acquiring Fund may mutually agree that the Acquired Fund may take such necessary action to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.

(i) The Acquired Fund has filed, or intends to file, or has obtained extensions to file, all federal, state and local tax returns which are required to be filed by it, and has paid or has obtained extensions to pay, all federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

(j) As used in this Agreement, the term "Acquired Fund Investments" shall mean (i) the investments of the Acquired Fund shown on its schedule of investments as of the Valuation Time furnished to the Acquiring Fund; and (ii) all other assets owned by the Acquired Fund or liabilities incurred as of the Valuation Time. At the Valuation Time and the Closing Date, the Acquired Fund will have full right, power and authority to sell, assign, transfer and deliver the Acquired Fund Investments. At the Closing Date, subject only to the obligation to deliver the Acquired Fund Investments as contemplated by this Agreement, the Acquired Fund will have good and marketable title to all of the Acquired Fund Investments, and the Acquiring Fund will acquire all of the Acquired Fund Investments free and clear of any encumbrances, liens or security interests and without any restrictions upon the transfer thereof (except those imposed by the federal or state securities laws and those imperfections of title or encumbrances as do not materially detract from the value or use of the Acquired Fund Investments or materially affect title thereto).

(k) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the Reorganization, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities laws.

(l) The N-14 Registration Statement, on the effective date of the N-14 Registration Statement, at the time of the shareholders' meeting referred to in
Section 6(b) of this Agreement and at the Closing Date, insofar as it relates to the Acquired Fund,

       (i) did and will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, and

       (ii) does not and will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Proxy Statement/Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this sub-section shall apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Acquiring Fund for use in the N-14 Registration Statement.

(m) All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Acquired Fund ("Acquired Fund Shares"). The Acquired Fund does not have outstanding any security convertible into any of the Acquired Fund Shares, except that Class B shares of the Acquired Fund are convertible into Class A shares of the Acquired Fund in the manner and on the terms described in the N-14 Registration Statement.

(n) All of the issued and outstanding shares of the Acquired Fund were offered for sale and sold in conformity with all applicable federal and state securities laws.

(o) The books and records of the Acquired Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.

(p) The Acquired Fund will not sell or otherwise dispose of any of the Merger Shares to be received in the Reorganization, except in distribution to the shareholders of the Acquired Fund, as provided in Section 3 of this Agreement.

3.     The Reorganization.
       ------------------

(a) Subject to the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein, the Acquired Fund agrees to sell, convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund agrees to acquire from the Acquired Fund, on the Closing Date, all of the Acquired Fund Investments (including interest accrued as of the Valuation Time on debt instruments) and to assume substantially all of the liabilities of the Acquired Fund, in exchange for that number of Merger Shares provided for in Section 4. Pursuant to this Agreement, as soon as practicable after the Closing Date, the Acquired Fund will distribute all Merger Shares received by it to its shareholders in exchange for their Acquired Fund Shares. Such distributions shall be accomplished by the opening of shareholder accounts on the share ledger records of the Acquiring Fund in the amounts due the shareholders of the Acquired Fund based on their respective holdings in the Acquired Fund as of the Valuation Time.

(b) If it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing,

       (i) nothing herein will require the Acquired Fund to dispose of any portfolios, securities or other investments, if, in the reasonable judgment of the Board of Trustees or the Acquired Fund's investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Acquired Fund, and

       (ii) nothing will permit the Acquired Fund to dispose of any portfolio securities or other investments if, in the reasonable judgment of the Board of Trustees or the Acquiring Fund's investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Acquiring Fund.

(c) Prior to the Closing Date, the Acquired Fund shall declare a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its net investment company taxable income to and including the Closing Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain realized to and including the Closing Date, if any.

(d) The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest the Acquired Fund receives on or after the Closing Date with respect to any of the Acquired Fund Investments transferred to the Acquiring Fund hereunder.

(e) The Valuation Time shall be 4:00 p.m., Eastern Time, on the Closing Date, or such earlier or later day and time as may be mutually agreed upon in writing (the "Valuation Time").

(f) Recourse for liabilities assumed from the Acquired Fund by the Acquiring Fund in the Reorganization will be limited to the assets acquired by the Acquiring Fund. The known liabilities of the Acquired Fund, as of the Valuation Time, shall be confirmed to the Acquiring Fund pursuant to Section 2(k) of this Agreement.

(g) The Acquired Fund will be terminated following the Closing Date by terminating its registration under the 1940 Act and its organization under Massachusetts law and, where it is required to do so, will withdraw its authority to do business in any state.

(h) The Acquiring Fund will file with the Secretary of The Commonwealth of Massachusetts any necessary amendment to the Trust Declaration and JHF By-laws to consummate the Reorganization.

4.     Valuation.
       ---------

(a) On the Closing Date, the Acquiring Fund will deliver to the Acquired Fund a number of full and fractional Merger Shares having an aggregate net asset value equal, in the case of Class A, Class B and Class C shares of the Acquiring Fund, to the value of the assets of the Acquired Fund attributable to Class A, Class B and Class C shares of the Acquired Fund, respectively, on such date less the value of the liabilities attributable to Class A, Class B and Class C shares of the Acquired Fund assumed by the Acquiring Fund on that date, determined as hereinafter provided in this Section 4.

(b) The net asset value of the Merger Shares to be delivered to the Acquired Fund, the value of the assets attributable to the Acquired Fund Shares, and the value of the liabilities of the Acquired Fund to be assumed by the Acquiring Fund, shall in each case be determined as of the Valuation Time.

(c) The net asset value of the Merger Shares shall be computed in the manner set forth in the Acquiring Fund Prospectus. The value of the assets and liabilities of the Acquired Fund shall be determined by the Acquiring Fund, in cooperation with the Acquired Fund, pursuant to procedures which the Acquiring Fund would use in determining the fair market value of the Acquiring Fund's assets and liabilities.

(d) No adjustment shall be made in the net asset value of either the Acquired Fund or the Acquiring Fund to take into account differences in realized and unrealized gains and losses.

(e) The Acquiring Fund shall issue the Merger Shares to the Acquired Fund. The Acquired Fund shall promptly distribute the Merger Shares to the shareholders of the Acquired Fund by establishing open accounts for each Acquired Fund shareholder on the share ledger records of the Acquiring Fund. Certificates representing Merger Shares will not be issued to Acquired Fund shareholders.

(f) The Acquiring Fund shall assume all liabilities of the Acquired Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent liquidation and dissolution of the Acquired Fund or otherwise, except for the Acquired Fund's liabilities, if any, arising pursuant to this Agreement.

5.     Payment of Expenses.
       -------------------

(a) Except as otherwise provided in this Section 5, John Hancock Advisers, LLC ("JHA"), by countersigning this Agreement, agrees that it will bear any and all costs and expenses of the Reorganization incurred by the Acquiring Fund and the Acquired Fund; provided, however, that the Acquiring Fund and the Acquired Fund will each pay any brokerage commissions, dealer mark-ups and similar expenses ("Portfolio Expenses") that it may incur in connection with the purchases or sale of portfolio securities; and provided, further, that, the Acquiring Fund will pay all governmental fees required in connection with the registration or qualification of the Merger Shares under applicable state and federal laws.

(b) In the event the Reorganization contemplated by this Agreement is not consummated, then JHA agrees that it shall bear all of the costs and expenses (other than Portfolio Expenses) incurred by both the Acquiring Fund and the Acquired Fund in connection with such Reorganization.

(c) Notwithstanding any other provisions of this Agreement, if for any reason the Reorganization contemplated by this Agreement is not consummated, neither the Acquiring Fund nor the Acquired Fund shall be liable to the other for any damages resulting therefrom, including, without limitation, consequential damages, except as specifically set forth above.

(d) Notwithstanding any of the foregoing, costs and expenses will in any event be paid by the party directly incurring them if and to the extent that the payment by another party of such costs and expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of subchapter M of the Code.

6.     Covenants of the Acquired Fund and the Acquiring Fund.
       -----------------------------------------------------

       The Acquired Fund and the Acquiring Fund hereby covenant and agree with the other as follows:

(a) Each of the Acquired Fund and the Acquiring Fund will operate its business as presently conducted in the ordinary course of business between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions.

(b) The Trust, on behalf of the Acquired Fund, will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the Reorganization contemplated hereby.

(c) In connection with the Acquired Fund shareholders' meeting referred to in sub-section (b) above, the Acquiring Fund will prepare the Prospectus/Proxy Statement for such meeting, to be included in the N-14 Registration Statement, which the Trust, on behalf of the Acquiring Fund, will prepare and file for registration under the 1933 Act of the Merger Shares to be distributed to the Acquired Fund's shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act. The Acquiring Fund will use its best efforts to provide for the N-14 Registration Statement to become effective as promptly as practicable. The Acquired Fund and the Acquiring Fund will cooperate fully with each other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement, as required by the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations thereunder and the state securities laws.

(d) The information to be furnished by the Acquired Fund and the Acquiring Fund for use in the N-14 Registration Statement shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable hereto.

(e)    The Trust shall, on behalf of the Acquired Fund:

       (i) following the consummation of the Reorganization, terminate the Acquired Fund in accordance with the laws of The Commonwealth of Massachusetts, the Declaration of Trust and By-laws, the 1940 Act and any other applicable law,

       (ii) not make any distributions of any Merger Shares other than to the respective Acquired Fund shareholders and without first paying or adequately providing for the payment of all of its respective liabilities not assumed by the Acquiring Fund, if any, and

       (iii) on and after the Closing Date not conduct any business on behalf of the Acquired Fund except in connection with the termination of the Acquired Fund.

(f) Each of the Acquired Fund and the Acquiring Fund agrees that by the Closing Date all of its federal and other tax returns and reports required to be filed on or before such date shall have been filed and all taxes shown as due on said returns either have been paid or adequate liability reserves have been provided for the payment of such taxes.

(g) Neither the Acquiring Fund nor the Acquired Fund shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a) of the Code or is inconsistent with the treatment of the Reorganization as a reorganization within the meaning of such Code section. At or prior to the Closing Date, the Trust, the Acquiring Fund, and the Acquired Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Kirkpatrick & Lockhart Preston Gates Ellis LLP ("K&L Gates"), special counsel to the Acquired Fund and the Acquiring Fund, to render the tax opinion required herein (including, without limitation, each party's execution of representations reasonably requested by and addressed to K&L Gates).

(h) In connection with the covenant in subsection (g) above, each of the Acquired Fund and Acquiring Fund will cooperate with each other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes. The Acquiring Fund will retain for a period of ten (10) years following the Closing Date all returns, schedules and work papers and all material records or other documents relating to tax matters of the Acquired Fund for such Acquired Fund's taxable period first ending after the Closing Date and for all prior taxable periods.

(i) After the Closing Date, the Acquired Fund shall prepare, or cause its agents to prepare, any federal, state or local tax returns required to be filed by the Acquired Fund with respect to its final taxable year ending with its complete liquidation and for any prior periods or taxable years and further shall cause such tax returns to be duly filed with the appropriate taxing authorities. Notwithstanding the aforementioned provisions of this subsection, any expenses incurred by the Acquired Fund (other than for payment of taxes) in connection with the preparation and filing of said tax returns after the Closing Date shall be borne by such Acquired Fund to the extent such expenses have been accrued by such Acquired Fund in the ordinary course without regard to the

Reorganization; any excess expenses shall be borne by the investment adviser or an affiliate thereof.

(j) Following the consummation of the Reorganization, the Acquiring Fund will continue its business as a diversified series of the Trust, an open-end management investment company registered under the 1940 Act.

7.     Closing Date.
       ------------

(a) Delivery of the assets of the Acquired Fund to be transferred, together with any other Acquired Fund Investments, assumption of the liabilities of the Acquired Fund to be assumed, and delivery of the Merger Shares to be issued as provided in this Agreement shall be made at such place and time as the Acquired Fund and Acquiring Fund shall mutually agree, as of the close of business on April 20, 2007, or at such other time and date agreed to by the Acquired Fund and the Acquiring Fund, the date and time upon which such delivery is to take place being referred to herein as the "Closing Date."

(b) To the extent that any Acquired Fund Investments, for any reason, are not transferable on the Closing Date, the Acquired Fund shall cause such Acquired Fund Investments to be transferred to the Acquiring Fund's account with its custodian at the earliest practicable date thereafter.

(c) The Acquired Fund will deliver to the Acquiring Fund on the Closing Date confirmation or other adequate evidence as to the tax basis of the Acquired Fund Investments delivered to the Acquiring Fund hereunder.

(d) As soon as practicable after the close of business on the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund a list of the names and addresses of all of the shareholders of record of the Acquired Fund on the Closing Date and the number of Acquired Fund Shares owned by each such shareholder, certified to the best of its knowledge and belief by the transfer agent for the Acquired Fund or by its President.

8.     Conditions of the Acquired Fund's Obligations.
       ---------------------------------------------

       The obligations of the Acquired Fund hereunder shall be subject to the following conditions:

(a) That this Agreement shall have been adopted, and the Reorganization shall have been approved, by the Board and that the Acquiring Fund shall have delivered to the Acquired Fund a copy of the resolution approving this Agreement adopted by the Board certified by its Secretary.

(b) That the Acquired Fund shall have received from the Acquiring Fund a statement of assets, liabilities and capital, with values determined as provided in Section 4 of this Agreement, together with a schedule of the Acquiring Fund's investments, all as of the Valuation Time, certified on the Acquiring Fund's behalf by its President (or any Vice President) or its Treasurer, and a certificate signed by the Acquiring Fund's President (or any Vice President) and its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of the Acquiring Fund since the date of the Acquiring Fund's most recent annual report or semiannual report, as applicable, other than changes in its portfolio securities since that date or changes in the market value of its portfolio securities.

(c) That the Acquiring Fund shall have furnished to the Acquired Fund a certificate signed by the Acquiring Fund's President (or any Vice President) or its Treasurer, dated as of the Closing Date, certifying that, as of the Valuation Time and as of the Closing Date, all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates, and that the Acquiring Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.

(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

(e) That the Acquired Fund shall have received the opinion(s) of K&L Gates, counsel for the Acquiring Fund, dated as of the Closing Date, addressed to the Acquired Fund substantially in the form and to the effect that:

       (i) the Acquiring Fund is a separate series of the Trust, both the Acquiring Fund and the Trust are duly formed and validly existing under the laws of The Commonwealth of Massachusetts;

       (ii) the Acquiring Fund is separate series of the Trust, an open-end, management investment company registered under the 1940 Act;

       (iii) this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite action of the Board of Trustees, and this Agreement has been duly executed and delivered by the Trust on behalf of the Acquiring Fund and (assuming this Agreement is a valid and binding obligation of the other party hereto) is a valid and binding obligation of the Acquiring Fund;

       (iv) neither the execution or delivery by the Trust on behalf of the Acquiring Fund of this Agreement nor the consummation by the Acquiring Fund of the Reorganization contemplated hereby violates any provision of any statute or any published regulation or any judgment or order disclosed to counsel by the Acquiring Fund as being applicable to the Acquiring Fund;

       (v) the Merger Shares have each been duly authorized and, upon issuance thereof in accordance with this Agreement, will be validly issued, fully paid and nonassessable, except to the extent shareholders could under certain circumstances, in accordance with Massachusetts' law, be held personally liable for the obligations of the Acquiring Fund; and

       (vi) to their knowledge and subject to the qualifications set forth below, the execution and delivery by the Trust on behalf of the Acquiring Fund of this Agreement and the consummation of the Reorganization herein contemplated do not require, under the laws of The Commonwealth of Massachusetts or any state in which the Acquiring Fund is qualified to do business or the federal laws of the United States, the consent, approval, authorization, registration, qualification or order of, or filing with, any court or governmental agency or body (except such as have been obtained under the 1933 Act, 1934 Act, the 1940 Act or the rules and regulations thereunder). Counsel need express no opinion, however, as to any such consent, approval, authorization, registration, qualification, order or filing which may be required as a result of the involvement of other parties to this Agreement in the transactions herein contemplated because of their legal or regulatory status or because of any other facts specifically pertaining to them;

(f) That the Acquired Fund shall have obtained an opinion from K&L Gates dated as of the Closing Date, addressed to the Acquired Fund, and based upon such representations of the parties as K&L Gates may reasonably request, that the consummation of the Reorganization set forth in this Agreement complies with the requirements of a reorganization as described in Section 368(a) of the Code.

(g) That all proceedings taken by the Acquiring Fund and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the others.

(h) That the N-14 Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Trust or the Acquiring Fund, be contemplated by the Commission.

9.     Conditions of the Acquiring Fund's Obligations.
       ----------------------------------------------

       The obligations of the Acquiring Fund hereunder shall be subject to the following conditions:

(a) That this Agreement shall have been adopted, and the Reorganization shall have been approved, by the Board of Trustees of the Acquired Fund and by the affirmative vote of the holders of a majority of the outstanding Acquired Fund Shares (as defined in the Declaration of Trust); and the Acquired Fund shall have delivered to the Acquiring Fund a copy of the resolutions approving this Agreement adopted by the Board of Trustees, and a certificate setting forth the vote of the holders of the Acquired Fund Shares obtained, each certified by its Secretary.

(b) That the Acquired Fund shall have furnished to the Acquiring Fund a statement of its assets, liabilities and capital, with values determined as provided in Section 4 of this Agreement, together with a schedule of investments with their respective dates of acquisition and tax costs, all as of the Valuation Time, certified on the Acquired Fund's behalf by its President (or any Vice President) or its Treasurer, and a certificate signed by the Acquired Fund's President (or any Vice President) or its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of the Acquired Fund since the date of the Acquired Fund's most recent annual report or semiannual report, as applicable, other than changes in the Acquired Fund Investments since that date or changes in the market value of the Acquired Fund Investments.

(c) That the Acquired Fund shall have furnished to the Acquiring Fund a certificate signed by the Acquired Fund's President (or any Vice President) or its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date, all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates and the Acquired Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to such dates.

(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

(e) That the Acquiring Fund shall have received the opinion(s) of K&L Gates, counsel for the Acquired Fund, dated as of the Closing Date, addressed to the Acquiring Fund, substantially in the form and to the effect that:

       (i) the Acquired Fund is a separate series of the Trust, both the Acquired Fund and the Trust are duly formed and validly existing under the laws of The Commonwealth of Massachusetts;

       (ii) the Acquired Fund is a separate series of the Trust, an open-end, management investment company registered under the 1940 Act;

       (iii) this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite action of the Board of Trustees, and this Agreement has been duly executed and delivered by the Trust on behalf of the Acquired Fund and (assuming this Agreement is a valid and binding obligation of the other party hereto) is a valid and binding obligation of the Acquired Fund;

       (iv) neither the execution or delivery by the Trust on behalf of the Acquired Fund of this Agreement nor the consummation by the Acquired Fund of the Reorganization contemplated hereby violates any provision of any statute, or any published regulation or any judgment or order disclosed to counsel by the Acquired Fund as being applicable to the Acquired Fund; and

       (v) to their knowledge and subject to the qualifications set forth below, the execution and delivery by the Trust on behalf of the Acquired Fund of the Agreement and the consummation of the Reorganization herein contemplated do not require, under the laws of The Commonwealth of Massachusetts or any state in which the Acquired Fund is qualified to do business, or the federal laws of the United States, the consent, approval, authorization, registration, qualification or order of, or filing with, any court or governmental agency or body (except such as have been obtained under the 1933 Act, 1934 Act, the 1940 Act or the rules and regulations thereunder). Counsel need express no opinion, however, as to any such consent, approval, authorization, registration, qualification, order or filing which may be required as a result of the involvement of other parties to this Agreement in the transactions herein contemplated because of their legal or regulatory status or because of any other facts specifically pertaining to them;

(f) That the Acquiring Fund shall have obtained an opinion from K&L Gates, counsel for the Acquired Fund, dated as of the Closing Date, addressed to the Acquiring Fund, and based upon such representations of the parties as K&L Gates may reasonably request, that the consummation of the Reorganization set forth in this Agreement complies with the requirements of a reorganization as described in Section 368(a) of the Code.

(g) That the N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquired Fund, be contemplated by the Commission.

(h) That the Acquired Fund's custodian shall have delivered to the Acquiring Fund a certificate identifying all assets of the Acquired Fund held or maintained by such custodian as of the Valuation Time.

(i) That all proceedings taken by the Acquired Fund and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the Acquiring Fund.

(j) That prior to the Closing Date the Acquired Fund shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its net investment company taxable income for the period to and including the Closing Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized up to and including the Closing Date.

10.    Termination, Postponement and Waivers.
       -------------------------------------

(a) Notwithstanding anything contained in this Agreement to the contrary, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of the Acquired
Fund) prior to the Closing Date, or the Closing Date may be postponed,

       (i) by consent of the Board of Trustees, acting on behalf of the Acquired Fund and Acquiring Fund;

       (ii) by the Board of Trustees, on behalf of the Acquired Fund, if any condition of the Acquired Fund's obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by such Board; or

       (iii) by the Board of Trustees, on behalf of the Acquiring Fund, if any condition of the Acquiring Fund's obligations set forth in Section 9 of this Agreement has not been fulfilled or waived by such Board.

(b) If the Reorganization contemplated by this Agreement has not been consummated by [October 1, 2007], this Agreement automatically shall terminate on that date, unless a later date is agreed to by the Board of Trustees, acting on behalf of each of the Acquired Fund and Acquiring Fund.

(c) In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of the Acquired Fund, the Acquiring Fund or persons who are their directors, trustees, officers, agents or shareholders in respect of this Agreement.

(d) At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the Board of Trustees, on behalf of whichever Fund is entitled to the benefit thereof, if, in the judgment of such Board after consultation with its counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the respective Fund, on behalf of which such action is taken.

(e) The respective representations and warranties contained in Sections 1 and 2 of this Agreement shall expire with, and be terminated by, the consummation of the Reorganization, and the Acquired Fund and the Acquiring Fund and the officers, trustees, agents or shareholders of such Funds shall not have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, trustee, agent or shareholder of either the Acquired Fund or the Acquiring Fund against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders, to which that officer, trustee, agent or shareholder otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

(f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing Date and shall impose any terms or conditions which are determined by action of the Board of Trustees to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund unless such terms and conditions shall result in a change in the method of computing the number of Merger Shares to be issued to the Acquired Fund, in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of the Acquired Fund prior to the meeting at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Acquired Fund promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11.    Indemnification.
       ---------------

(a) Each party (an "Indemnitor") shall indemnify and hold the other and its officers, trustees, agents and persons controlled by or controlling any of them (each an "Indemnified Party") harmless from and against any and all losses, damages, liabilities, claims, demands, judgments, settlements, deficiencies, taxes, assessments, charges, costs and expenses of any nature whatsoever (including reasonable attorneys' fees) including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by such Indemnified Party in connection with the defense or disposition of any claim, action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which such Indemnified Party may be or may have been involved as a party or otherwise or with which such Indemnified Party may be or may have been threatened (collectively, the "Losses") arising out of or related to any claim of a breach of any representation, warranty or covenant made herein by the Indemnitor, provided, however, that no Indemnified Party shall be indemnified hereunder against any Losses arising directly from such Indemnified Party's (i) willful misfeasance, (ii) bad faith, (iii) gross negligence or (iv) reckless disregard of the duties involved in the conduct of such Indemnified Party's position.

(b) The Indemnified Party shall use its best efforts to minimize any liabilities, damages, deficiencies, claims, judgments, assessments, costs and expenses in respect of which indemnity may be sought hereunder. The Indemnified Party shall give written notice to Indemnitor within the earlier of ten (10) days of receipt of written notice to Indemnified Party or thirty (30) days from discovery by Indemnified Party of any matters which may give rise to a claim for indemnification or reimbursement under this Agreement. The failure to give such notice shall not affect the right of Indemnified Party to indemnity hereunder unless such failure has materially and adversely affected the rights of the Indemnitor. At any time after ten (10) days from the giving of such notice, Indemnified Party may, at its option, resist, settle or otherwise compromise, or pay such claim unless it shall have received notice from Indemnitor that Indemnitor intends, at Indemnitor's sole cost and expense, to assume the defense of any such matter, in which case Indemnified Party shall have the right, at no cost or expense to Indemnitor, to participate in such defense. If Indemnitor does not assume the defense of such matter, and in any event until Indemnitor states in writing that it will assume the defense, Indemnitor shall pay all costs of Indemnified Party arising out of the defense until the defense is assumed; provided, however, that Indemnified Party shall consult with Indemnitor and obtain Indemnitor's prior written consent to any payment or settlement of any such claim. Indemnitor shall keep Indemnified Party fully apprised at all times as to the status of the defense. If Indemnitor does not assume the defense, Indemnified Party shall keep Indemnitor apprised at all times as to the status of the defense. Following indemnification as provided for hereunder, Indemnitor shall be subrogated to all rights of Indemnified Party with respect to all third parties, firms or corporations relating to the matter for which indemnification has been made.

12.    Other Matters.
       -------------

(a) All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

(b) All notices hereunder shall be sufficiently given for all purposes hereunder if in writing and delivered personally or sent by registered mail or certified mail, postage prepaid. Notice to the Acquired Fund shall be addressed to the John Hancock Focused Equity Fund c/o John Hancock, 601 Congress Street, Boston, Massachusetts 02210, Attention: General Counsel, or at such other address as the Acquired Fund may designate by written notice to the Acquiring Fund. Notice to the Acquiring Fund shall be addressed to the John Hancock Mid Cap Equity Fund c/o 601 Congress Street, Boston, Massachusetts 02210, Attention:
General Counsel, or at such other address and to the attention of such other person as the Acquiring Fund may designate by written notice to the Acquired Fund. Any notice shall be deemed to have been served or given as of the date such notice is delivered personally or mailed.

(c) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the Reorganization, constitutes the only understanding with respect to the Reorganization, may not be changed except by a letter of agreement signed by each party and shall be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts applicable to agreements made and to be performed in said state.

(d) It is expressly agreed that the obligations of the of the Trust, on behalf of the Acquired Fund, and the Trust, on behalf of the Acquiring Fund, hereunder shall not be binding upon any of its respective trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the trust property as provided in the Declaration of Trust. The execution and delivery of this Agreement has been authorized by the Board of Trustees on behalf of the Acquired Fund and on behalf of the Acquiring Fund and signed by authorized officers of each respective Fund, acting as such, and neither such authorization by such trustees, nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property on behalf of the relevant Fund as provided in the Declaration of Trust.

(e) This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

IN WITNESS WHEREOF, the parties have hereunto caused this Agreement to be executed and delivered by their duly authorized officers as of the day and year first written above.

JOHN HANCOCK SERIES TRUST,
on behalf of its John Hancock Focused Equity Fund

By:  _________________________________________________________
Name:
Title:

Attest:  _____________________________________________________
Name:
Title:


JOHN HANCOCK SERIES TRUST,
on behalf of its John Hancock Mid Cap Equity Fund

By:   ________________________________________________________
Name:
Title:

Attest: ______________________________________________________
Name:
Title:


Agreed and accepted as to Section 5 only:

JOHN HANCOCK ADVISERS, LLC
on behalf of itself and its affiliates

By:  _________________________________________________________
Name:
Title:

Thank You
for mailing your proxy card promptly!

---------------------------

[Logo] John Hancock(R) John Hancock Funds, LLC
MEMBER NASD

                              601 Congress Street
                             Boston, MA 02210-2805

                                 1-800-225-5291
                               1-800-554-6713 TDD
                            1-800-338-8080 EASI-Line

                                www.jhfunds.com

                                  Mutual Funds
                             Institutional Services
                            Private Managed Accounts
                                Retirement Plans

                                 [MAILING CODE]

                       STATEMENT OF ADDITIONAL INFORMATION

                                FEBRUARY 22, 2007


                        JOHN HANCOCK FOCUSED EQUITY FUND
          (the "Acquired Fund," a series of John Hancock Series Trust)

                                       AND

                        JOHN HANCOCK MID CAP EQUITY FUND
          (the "Acquiring Fund," a series of John Hancock Series Trust)

     This Statement of Additional Information is not a prospectus. It should be read in conjunction with the related combined Proxy Statement and Prospectus (also dated February 22, 2007). This Statement of Additional Information provides additional information about John Hancock Mid Cap Equity Fund and the fund that it is acquiring, John Hancock Focused Equity Fund. Please retain this Statement of Additional Information for further reference.

     A copy of the Prospectus can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                              Boston, MA 02217-1000
                                 1-800-225-5291

INTRODUCTION...................................................................2
EXHIBITS AND DOCUMENTS INCORPORATED BY REFERENCE...............................2
ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND................................2
     FUND HISTORY..............................................................2
     DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS.....................2
     MANAGEMENT OF THE FUND....................................................2
     CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.......................3
     INVESTMENT ADVISORY AND OTHER SERVICES....................................3
     PORTFOLIO MANAGERS........................................................3
     BROKERAGE ALLOCATION AND OTHER PRACTICES..................................3
     CAPITAL STOCK AND OTHER SECURITIES........................................3
     PURCHASE, REDEMPTION AND PRICING OF SHARES................................3
     TAXATION OF THE FUND......................................................3
     UNDERWRITERS..............................................................3
     CALCULATION OF PERFORMANCE DATA...........................................3
     FINANCIAL STATEMENTS......................................................3
ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUND.................................4
     FUND HISTORY..............................................................4
     DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS.....................4
     MANAGEMENT OF THE FUND....................................................4
     CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.......................4
     INVESTMENT ADVISORY AND OTHER SERVICES....................................4
     PORTFOLIO MANAGERS........................................................4
     BROKERAGE ALLOCATION AND OTHER PRACTICES..................................4
     CAPITAL STOCK AND OTHER SECURITIES........................................4
     PURCHASE, REDEMPTION AND PRICING OF SHARES................................4
     TAXATION OF THE FUND......................................................4
     UNDERWRITERS..............................................................5
     CALCULATION OF PERFORMANCE DATA...........................................5
     FINANCIAL STATEMENTS......................................................5

                                  INTRODUCTION

     This Statement of Additional Information is intended to supplement the information provided in a combined Proxy Statement and Prospectus dated February 22, 2007 (the "Proxy Statement and Prospectus") relating to the proposed reorganization of the Acquired Fund into the Acquiring Fund and in connection with the solicitation by the management of the Acquired Fund of proxies to be voted at the Meeting of Shareholders of the Acquired Fund to be held on April 18, 2007.

                EXHIBITS AND DOCUMENTS INCORPORATED BY REFERENCE

     The following documents are incorporated herein by reference. Shareholders will receive a copy of each document that is incorporated by reference upon any request to receive a copy of this Statement of Additional Information.

1.   The   Statement  of  Additional   Information   dated  March  1,  2006,  as
     supplemented, of John Hancock Series Trust (File Nos. 811-03392 and 002-75807) relating to the Acquired Fund, as filed with the Securities and Exchange Commission on March 1, 2006, September 22, 2006, September 27, 2006 (Accession Nos. 0001010521-06-000148, 0001010521-06-000810 and
     0001010521-06-000837) is incorporated herein by reference.

2. The Acquired Fund's Annual Report for the fiscal year ended October 31, 2006 (File No. 811-03392) as filed with the Securities and Exchange Commission on January 12, 2007 (Accession No. 0000928816-07-000033), is incorporated herein by reference.

3.   The   Statement  of  Additional   Information   dated  June  12,  2006,  as
     supplemented, of John Hancock Series Trust (File Nos. 811-03392 and 002-75807) relating to the Acquiring Fund, as filed with the Securities and Exchange Commission on March 1, 2006, September 22, 2006, September 27, 2006 (Accession Nos. 0001010521-06-000148, 0001010521-06-000810 and
     0001010521-06-000837) is incorporated herein by reference.

4. The Acquiring Fund's Annual Report for the fiscal year ended October 31, 2006 (File No. 811-03392) as filed with the Securities and Exchange Commission on January 12, 2007 (Accession No. 0000928816-07-000033) is incorporated herein by reference.

                 ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND

FUND HISTORY

     For additional information about the Acquiring Fund generally and its history, see "Organization of the Fund" in the Acquiring Fund's SAI.

DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS

     For  additional   information   about  the  Acquiring   Fund's   investment
objectives, policies, risks and restrictions, see "Investment Objective and Policies" and "Investment Restrictions" in the Acquiring Fund's SAI.

MANAGEMENT OF THE FUND

     For additional information about the Trustees of the Acquiring Fund, see "Those Responsible for Management" in the Acquiring Fund's SAI.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     For additional information, see "Those Responsible for Management" in the Acquiring Fund's SAI.

INVESTMENT ADVISORY AND OTHER SERVICES

     For additional information, see "Investment Advisory and Other Services," "Transfer Agent Services," "Custody of Portfolio" and "Independent Registered Public Accounting Firm" in the Acquiring Fund's SAI.

PORTFOLIO MANAGERS

     For additional information, see "Additional Information about the Fund's Portfolio Managers" in the Acquiring Fund's SAI.

BROKERAGE ALLOCATION AND OTHER PRACTICES

     For additional information about the Acquiring Fund's brokerage allocation practices, see "Brokerage Allocation" in the Acquiring Fund's SAI.

CAPITAL STOCK AND OTHER SECURITIES

     For   additional   information   about   the   voting   rights   and  other
characteristics of shares of beneficial interest of the Acquiring Fund, see "Description of the Fund's Shares" in the Acquiring Fund's SAI.

PURCHASE, REDEMPTION AND PRICING OF SHARES

     For additional information about purchase, redemption and pricing of shares of the Acquiring Fund, see "Net Asset Value," "Initial Sales Charge on Class A Shares," "Deferred Sales Charge on Class B and Class C Shares," "Special Redemptions," "Additional Services and Programs" and "Purchase and Redemptions through Third Parties" in the Acquiring Fund's SAI.

TAXATION OF THE FUND

     For additional information about tax matters related to an investment in the Acquiring Fund, see "Tax Status" in the Acquiring Fund's SAI.

UNDERWRITERS

     For additional information about the Acquiring Fund's principal underwriter and distribution plans, see "Distribution Contracts" and "Sales Compensation" in the Acquiring Fund's SAI.

CALCULATION OF PERFORMANCE DATA

     For  additional   information  about  the  investment  performance  of  the
Acquiring Fund, see "Those Responsible for Management" in the Acquiring Fund's SAI.

FINANCIAL STATEMENTS

     For additional information, see "Financial Statements" in the Acquiring Fund's SAI.

                 ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUND

FUND HISTORY

     For additional information about the Acquired Fund generally and its history, see "Organization of the Fund" in the Acquired Fund's SAI.

DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS

     For additional information about the Acquired Fund's investment objectives, policies, risks and restrictions, see "Investment Objective and Policies" and "Investment Restrictions" in the Acquired Fund's SAI.

MANAGEMENT OF THE FUND

     For additional information about the Trustees of the Acquired Fund, see "Those Responsible for Management" in the Acquired Fund's SAI.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     For additional information, see "Those Responsible for Management" in the Acquired Fund's SAI.

INVESTMENT ADVISORY AND OTHER SERVICES

     For additional information, see "Investment Advisory and Other Services," "Transfer Agent Services," "Custody of Portfolio" and "Independent Registered Public Accounting Firm" in the Acquired Fund's SAI.

PORTFOLIO MANAGERS

     For additional information, see "Additional Information about the Fund's Portfolio Managers" in the Acquired Fund's SAI.

BROKERAGE ALLOCATION AND OTHER PRACTICES

     For additional information about the Acquired Fund's brokerage allocation practices, see "Brokerage Allocation" in the Acquired Fund's SAI.

CAPITAL STOCK AND OTHER SECURITIES

     For   additional   information   about   the   voting   rights   and  other
characteristics of shares of beneficial interest of the Acquired Fund, see "Description of the Fund's Shares" in the Acquired Fund's SAI.

PURCHASE, REDEMPTION AND PRICING OF SHARES

     For additional information about purchase, redemption and pricing of shares of the Acquired Fund, see "Net Asset Value," "Initial Sales Charge on Class A Shares," "Deferred Sales Charge on Class B and Class C Shares," "Special Redemptions," "Additional Services and Programs" and "Purchase and Redemptions through Third Parties" in the Acquired Fund's SAI.

TAXATION OF THE FUND

     For additional information about tax matters related to an investment in the Acquired Fund, see "Tax Status" in the Acquired Fund's SAI.

UNDERWRITERS

     For additional information about the Acquired Fund's principal underwriter and distribution plans, see "Distribution Contracts" and "Sales Compensation" in the Acquired Fund's SAI.

CALCULATION OF PERFORMANCE DATA

     For additional information about the investment performance of the Acquired Fund, see "Those Responsible for Management" in the Acquired Fund's SAI.

FINANCIAL STATEMENTS

     For additional information, see "Financial Statements" in the Acquired Fund's SAI.


                         PRO FORMA FINANCIAL INFORMATION

The un audited pro forma information set forth below for the period ended October 31, 2006 is intended to present ratios and supplemental data as if the merger of the Acquired Fund into the Acquiring Fund (the "Funds") had been consummated at October 31, 2005.

The Funds have the same investment manager, administrator, fund accounting agent, fund recordkeeping services agent, custodian, and distributor. Each of such service providers has entered into an agreement with the Trust which governs the provision of services to the Funds. Such agreements contain the same terms with respect to each Fund except for a difference in the investment management fees charged by the Funds' investment manager. The Acquired Fund pays a management fee rate at an annual rate equal to 0.85% of the first $800 million in average net assets and 0.80% of the excess; the Acquiring Fund pays a management fee at an annual rate equal to 0.80% of the first $500 million in average net assets, 0.75% of the next $500 million and 0.70% in excess of $1,000 million. On a pro forma basis for the year ended October 31, 2006, the proposed reorganization would result in a decrease of $8,246 in the management fees. The proposed reorganization would also result in a decrease in other operating expenses (including custodian fees and audit fees) of $4,795 on a pro forma basis for the year ended October 31, 2006. These pro forma adjustments are reflected in the information presented below.

None of the securities held by the Acquired Fund will have to be sold in connection with the merger for the purpose of complying with the investment policies or limitations of the Acquiring Fund.

The merger is expected to be tax free for federal income tax purposes. This means that no gain or loss will be recognized by the Acquired Funds or their shareholders as a result of the merger. The aggregate tax basis of the Acquiring Fund shares received by the shareholders of the Acquired Funds will be the same as the aggregate tax basis the shareholders of the Acquired Funds held in their shares of the Acquired Funds immediately before the merger. At October 31, 2006, the Focused Equity Fund and the Mid Cap Equity Fund had total capital loss carryforwards of $13,045,560 and $0, respectively; of these amounts, $13,045,560 and $0, respectively, will be available, subject to certain limitations, to offset future capital gains, if any, in the Acquiring Fund.

                                     PART C

                                OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

No change from the information set forth in Item 25 of the most recently filed Registration Statement of John Hancock Series Trust (the "Registrant") on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 2-75807 and 811-3392) as filed with the Securities and Exchange Commission on March 1, 2006 (Accession No. 0001010521-06-000148), which information is incorporated herein by reference.

ITEM 16.  EXHIBITS
(1)          Amended and Restated Declaration of Trust dated March 8, 2005                                      1
(2)          Amended and Restated By-Laws dated March 8, 2005                                                   1
(3)          Not applicable
(4)          Form of Agreement and Plan of Reorganization                                                       +
(5)          Not applicable
(6)(a)       Investment Management Contract between the Trust on behalf of Mid Cap Equity Fund and John         2
             Hancock Advisers LLC effective August 4, 2003.
(6)(b)       Sub-Advisory Agreement between John Hancock Series Trust and Sovereign Asset Management LLC        1
             dated December 31, 2005
(7)          Distribution Agreement between John Hancock Funds Inc. and the Registrant dated December 2,        3
             1996
(7)(a)       Amendment to Distribution Agreement dated December 2, 1996 to add Mid Cap Equity Fund              2
(7)(b)       Form of Soliciting Dealer Agreement between John Hancock Funds, LLC and Selected Dealers           4
             ("Selling Agreement")
(7)(c)       Form of Amendment to Selling Agreement                                                             1
(7)(d)       Form of Financial Institution Sales and Service Agreement between John Hancock Funds Inc. and      5
             John Hancock Funds
(8)          Not applicable
(9)(a)       Custody Agreement between John Hancock Mutual Funds and Bank of New York dated September 10,       6
             2001
(9)(b)       Custody Agreement between Registrant and Bank of New York                                          2
(10)(a)      Classes A, B and C Distribution Plans between Mid Cap Equity Fund and John Hancock Funds, LLC      2
             Pursuant to Rule 12b-1
(10)(b)      John Hancock Funds Class A, B, and C amended and restated Multiple Class Plan Pursuant to          7
             Rule 18f-3 for the Registrant
(10)(c)      John Hancock Funds Class A, B, C and I Multiple Class Plan Pursuant to Rule 18f-3 for the          4
             Registrant
(11)         Opinion and Consent of Counsel                                                                     *
(12)         Form of Opinion as to Tax Matters and Consent                                                      *
(13)(a)      Amended and Restated Master Transfer Agency and Service Agreement between John Hancock Funds       7
             and John Hancock Signature Services, Inc. dated June 1, 1998
(13)(b)      Amendment to the Amended and Restated Master Transfer Agency and Service Agreement between         2
             John Hancock Funds and John Hancock Signature Services, Inc. dated June 1, 1998 (Anti-Money
             Laundering and Privacy) effective July 1, 2003
(13)(c)      Amendment to the Amended and Restated Master Transfer Agency and Service Agreement between         2
             John Hancock Funds and John Hancock Signature Services, Inc. dated June 1, 1998, establishing a new series, John Hancock Mid Cap Equity Fund dated August 4, 2003
(13)(d)      Amendment to the Amended and Restated Master Transfer Agency and Service Agreement between         #4
             John Hancock Funds and John Hancock Signature Services dated July 1, 2004
(13)(e)      Accounting and Legal Services Agreement                                                            8
(13)(f)      Amendment to the Accounting and Legal Services Agreement                                           1
(14)(a)      Consent of PricewaterhouseCoopers LLP                                                              *
(14)(b)      Consent of Deloitte & Touche LLP                                                                   *
(15)         Not Applicable
(16)         Powers of Attorney                                                                                 *
(17)(a)      Code of Ethics of John Hancock Advisers, LLC, Sovereign Asset Management LLC and each John         1
             Hancock fund dated May 1, 2005
(17)(b)      Form of Proxy Cards                                                                                *

(1) Previously filed. Incorporated herein by reference to the exhibits filed with the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 002-75807 and 811-3392) as filed with the Securities and Exchange Commission on March 1, 2006 (Accession No. 0001010521-06-000148).

(2) Previously filed. Incorporated herein by reference to the exhibits filed with the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 002-75807 and 811-3392) as filed with the Securities and Exchange Commission on March 1, 2004 (Accession No. 0001010521-04-000075).

(3 Previously filed. Incorporated herein by reference to the exhibits filed with the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 002-75807 and 811-3392) as filed with the Securities and Exchange Commission on February 26, 1997 (Accession No. 0001010521-97-000222).

(4) Previously filed. Incorporated herein by reference to the exhibits filed with the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 002-75807 and 811-3392) as filed with the Securities and Exchange Commission on March 1, 2005 (Accession No. 0001010521-05-000071).

(5) Previously filed. Incorporated herein by reference to the exhibits filed with the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 002-75807 and 811-3392) as filed with the Securities and Exchange Commission on April 26, 1995 (Accession No. 0000950135-95-001000).

(6) Previously filed. Incorporated herein by reference to the exhibits filed with the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 002-75807 and 811-3392) as filed with the Securities and Exchange Commission on December 27, 2001 (Accession No. 0001010521-01-500305).

(7) Previously filed. Incorporated herein by reference to the exhibits filed with the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 002-75807 and 811-3392) as filed with the Securities and Exchange Commission on December 21, 1998 (Accession No. 0001010521-98-00399).

(8) Previously filed. Incorporated herein by reference to the exhibits filed with the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 002-75807 and 811-3392) as filed with the Securities and Exchange Commission on April 29, 1995 (Accession No. 0001010521-96-000044).

(+) Filed herewith as Exhibit A to the Proxy Statement and Prospectus included as Part A of this Registration Statement

(*)  Filed herewith

Item 17. Undertakings.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant agrees that a final form of the Opinion and Consent of Kirkpatrick & Lockhart Preston Gates Ellis LLP regarding certain tax matters and consequences to shareholders discussed in the Combined Proxy Statement and Prospectus will be filed in a post-effective amendment to this registration statement.

                                     NOTICE

     A copy of the Amended and Restated Agreement and Declaration of Trust of John Hancock Series Trust, as amended, is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually, but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Boston and Commonwealth of Massachusetts on the 23rd day of January, 2007.

                                                 John Hancock Series Trust

                                                 By:    /s/ Keith F. Hartstein
                                                        ----------------------
                                                 Name:  Keith F. Hartstein
                                                 Title: President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:


               Signature                                         Title                                      Date
-----------------------------------------     ---------------------------------------------     ------------------------------

/s/ Keith F. Hartstein                        President and                                     January 23, 2007
-----------------------------------------     Chief Executive Officer
Keith F. Hartstein

/s/ John Vrysen                               Chief Financial Officer                           January 23, 2007
-----------------------------------------
John Vrysen

/s/ James F. Carlin*                          Trustee                                           January 23, 2007
-----------------------------------------
James F. Carlin

/s/ Richard P. Chapman*                       Trustee                                           January 23, 2007
-----------------------------------------
Richard P. Chapman

/s/ William H. Cunningham*                    Trustee                                           January 23, 2007
-----------------------------------------
William H. Cunningham

/s/ Ronald R. Dion*                           Trustee                                           January 23, 2007
-----------------------------------------
Ronald R. Dion

/s/ Charles L. Ladner*                        Trustee                                           January 23, 2007
-----------------------------------------
Charles L. Ladner

/s/ John A. Moore*                            Trustee                                           January 23, 2007
-----------------------------------------
John A. Moore

/s/ Patti McGill Peterson*                    Trustee                                           January 23, 2007
-----------------------------------------
Patti McGill Peterson

/s/ Steven R. Pruchansky*                     Trustee                                           January 23, 2007
-----------------------------------------
Steven R. Pruchansky


*By:

/s/Alfred P. Ouellette
----------------------
Alfred P. Ouellette
(As Attorney-in-Fact)

                                  EXHIBIT INDEX

Exhibit No.    Description

(4) Form of Agreement (filed as Exhibit A to the Proxy Statement and Prospectus included in Part A of this Registration Statement)

(11)           Opinion and Consent of Counsel

(12)           Form of Opinion as to Tax Matters and Consent

(14)(a)        Consent of PricewaterhouseCoopers LLP

(14)(b)        Consent of Deloitte & Touche LLP

(16)           Powers of Attorney

(17)(b)        Form of Proxy Cards